Quarterly Holdings Report
for
Fidelity® Series Global ex U.S. Index Fund
July 31, 2025
SGX-NPRT3-0925
1.899285.115
Common Stocks - 95.8%
	Shares	Value ($)
AUSTRALIA - 4.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	7,381,895	23,526,698
Interactive Media & Services - 0.1%
CAR Group Ltd	699,412	17,023,355
REA Group Ltd	97,356	14,830,338
		31,853,693
TOTAL COMMUNICATION SERVICES		55,380,391

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	2,082,467	113,910,005
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	1,034,813	46,335,728
Lottery Corp/The	4,059,181	14,078,795
		60,414,523
TOTAL CONSUMER DISCRETIONARY		174,324,528

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Coles Group Ltd	2,461,025	32,766,004
Woolworths Group Ltd	2,242,620	45,274,234
		78,040,238
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	5,979,663	30,089,005
Woodside Energy Group Ltd	3,490,164	59,061,921
		89,150,926
Financials - 1.8%
Banks - 1.4%
ANZ Group Holdings Ltd	5,451,577	106,979,022
Commonwealth Bank of Australia	3,070,184	348,556,665
National Australia Bank Ltd	5,618,327	139,428,068
Westpac Banking Corp	6,279,465	135,574,523
		730,538,278
Capital Markets - 0.2%
ASX Ltd	353,368	15,839,414
Macquarie Group Ltd	664,836	92,070,105
		107,909,519
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd (b)	440,416	11,442,032
Insurance - 0.2%
Insurance Australia Group Ltd	4,341,953	24,373,214
Medibank Pvt Ltd	5,004,460	16,356,604
QBE Insurance Group Ltd	2,766,137	41,033,490
Suncorp Group Ltd	1,986,448	26,627,883
		108,391,191
TOTAL FINANCIALS		958,281,020

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Cochlear Ltd	120,290	24,557,569
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	8,470,882	15,646,705
Sonic Healthcare Ltd	842,093	14,870,397
		30,517,102
Health Care Technology - 0.0%
Pro Medicus Ltd	105,817	21,730,008
TOTAL HEALTH CARE		76,804,679

Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Brambles Ltd	2,517,269	38,512,833
Passenger Airlines - 0.0%
Qantas Airways Ltd	1,370,056	9,501,807
Professional Services - 0.0%
Computershare Ltd	967,080	26,033,220
Trading Companies & Distributors - 0.0%
Reece Ltd	407,336	3,526,946
SGH Ltd	375,775	12,290,605
		15,817,551
Transportation Infrastructure - 0.1%
Transurban Group unit	5,701,988	50,461,594
TOTAL INDUSTRIALS		140,327,005

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	369,323	27,972,580
Materials - 1.1%
Metals & Mining - 1.1%
BHP Group Ltd	9,315,939	235,276,251
BlueScope Steel Ltd	797,005	12,082,837
Evolution Mining Ltd	3,683,966	16,672,608
Fortescue Ltd	3,114,163	35,234,457
Glencore PLC	18,833,106	75,583,387
Northern Star Resources Ltd	2,496,120	24,799,778
Rio Tinto Ltd	681,825	48,490,006
Rio Tinto PLC	2,070,953	123,344,802
South32 Ltd	8,198,442	15,331,421
		586,815,547
Real Estate - 0.2%
Diversified REITs - 0.0%
Stockland unit	4,418,370	15,664,395
Industrial REITs - 0.1%
Goodman Group unit	3,729,282	83,381,042
Retail REITs - 0.1%
Scentre Group unit	9,551,953	22,860,110
Vicinity Ltd unit	7,046,750	11,095,108
		33,955,218
TOTAL REAL ESTATE		133,000,655

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	3,169,620	23,701,823
Gas Utilities - 0.0%
Apa Group unit	2,369,100	12,741,935
TOTAL UTILITIES		36,443,758

TOTAL AUSTRALIA		2,356,541,327
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	268,015	13,665,768
Financials - 0.2%
Banks - 0.2%
Erste Group Bank AG	565,404	51,974,005
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	631,569	8,570,189
Mondi PLC (South Africa)	169,914	2,314,272
		10,884,461
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A (b)	123,903	9,240,366
TOTAL AUSTRIA		85,764,600
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	39,167	7,768,404
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	1,813,195	104,245,451
Food Products - 0.0%
Lotus Bakeries NV	760	6,452,801
TOTAL CONSUMER STAPLES		110,698,252

Financials - 0.1%
Banks - 0.1%
KBC Group NV	421,317	44,118,847
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	150,292	12,623,374
Sofina SA	28,190	8,673,147
		21,296,521
Insurance - 0.0%
Ageas SA/NV	273,805	18,669,859
TOTAL FINANCIALS		84,085,227

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	232,425	50,515,608
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	133,031	10,620,976
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	90,427	10,443,364
TOTAL BELGIUM		274,131,831
BRAZIL - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	1,495,740	8,408,871
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	1,561,500	5,775,226
TOTAL COMMUNICATION SERVICES		14,184,097

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	1,890,550	7,161,033
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	8,654,530	19,257,877
Ambev SA ADR	42,444	92,528
		19,350,405
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	2,332,044	5,609,849
Food Products - 0.0%
BRF SA	925,100	3,312,455
Personal Care Products - 0.0%
Natura Cosmeticos SA (c)	1,653,719	2,666,836
TOTAL CONSUMER STAPLES		30,939,545

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras	7,914,140	46,131,837
Petroleo Brasileiro SA - Petrobras	6,473,211	41,374,079
Petroleo Brasileiro SA - Petrobras ADR	485,066	5,636,467
Petroleo Brasileiro SA - Petrobras ADR	9	115
PRIO SA/Brazil (c)	1,581,900	11,918,879
Ultrapar Participacoes SA	1,295,400	3,972,108
		109,033,485
Financials - 0.5%
Banks - 0.4%
Banco Bradesco SA	10,145,634	28,138,278
Banco Bradesco SA	1,920,538	4,595,942
Banco Bradesco SA ADR	414,584	1,148,398
Banco do Brasil SA	3,168,500	11,147,226
Itau Unibanco Holding SA	9,275,557	58,241,927
Itau Unibanco Holding SA ADR	491,692	3,082,909
Itausa SA	10,670,307	19,722,599
NU Holdings Ltd/Cayman Islands Class A (c)	5,880,471	71,859,356
		197,936,635
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	9,697,375	21,786,211
Banco BTG Pactual SA unit	2,151,900	15,037,610
XP Inc Class A	676,324	10,915,869
		47,739,690
Insurance - 0.0%
BB Seguridade Participacoes SA	1,278,500	7,694,449
Caixa Seguridade Participacoes S/A	1,105,100	2,719,553
		10,414,002
TOTAL FINANCIALS		256,090,327

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Rede D'Or Sao Luiz SA (d)(e)	1,481,211	8,597,005
Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA	1,293,600	18,633,957
Electrical Equipment - 0.1%
WEG SA	3,093,432	20,501,159
Ground Transportation - 0.0%
Localiza Rent a Car SA	1,671,138	10,335,029
Rumo SA	2,431,000	7,180,709
		17,515,738
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	1,876,200	4,124,621
TOTAL INDUSTRIALS		60,775,475

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	985,900	7,678,313
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	300,482	11,163,409
Containers & Packaging - 0.0%
Klabin SA unit	1,474,070	4,896,412
Metals & Mining - 0.3%
Gerdau SA	2,438,538	7,333,621
Vale SA	6,641,147	63,404,330
Vale SA ADR	34,124	325,202
Wheaton Precious Metals Corp	833,353	76,214,270
		147,277,423
Paper & Forest Products - 0.0%
Suzano SA	1,269,695	11,824,985
TOTAL MATERIALS		175,162,229

Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	2,176,030	14,693,269
Centrais Eletricas Brasileiras SA Series B	458,242	3,347,072
Cia Energetica de Minas Gerais	3,169,480	5,847,028
Cia Paranaense de Energia - Copel Series B	1,933,100	4,094,359
CPFL Energia SA	408,200	2,763,590
Energisa S/A unit	554,000	4,517,442
Equatorial Energia SA	2,164,385	13,169,022
		48,431,782
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (c)	1,368,800	3,287,829
Engie Brasil Energia SA	401,650	2,864,138
		6,151,967
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	881,400	17,048,590
TOTAL UTILITIES		71,632,339

TOTAL BRAZIL		741,253,848
CANADA - 7.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc (b)	134,485	3,136,948
Quebecor Inc Class B	283,185	7,966,622
TELUS Corp	919,882	14,817,961
		25,921,531
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	668,801	22,338,416
TOTAL COMMUNICATION SERVICES		48,259,947

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	494,522	20,279,114
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A (b)	94,200	12,616,654
Dollarama Inc	508,755	69,535,235
		82,151,889
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (b)	506,516	34,369,684
Restaurant Brands International Inc (United States) (b)	64,101	4,349,894
		38,719,578
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	266,429	13,457,972
TOTAL CONSUMER DISCRETIONARY		154,608,553

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc (b)	1,393,555	72,413,366
Empire Co Ltd Class A	234,184	9,326,121
George Weston Ltd	107,427	20,413,146
Loblaw Cos Ltd	275,634	44,573,694
Metro Inc/CN	383,622	29,333,683
		176,060,010
Food Products - 0.0%
Saputo Inc (b)	456,196	9,567,736
TOTAL CONSUMER STAPLES		185,627,746

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd (b)	1,081,504	21,113,368
Cameco Corp	799,884	60,054,801
Canadian Natural Resources Ltd	3,857,072	122,092,363
Cenovus Energy Inc	2,518,333	38,331,151
Enbridge Inc (b)	3,998,034	181,059,927
Imperial Oil Ltd (b)	327,864	27,336,986
Keyera Corp (b)	417,452	13,105,631
Pembina Pipeline Corp (b)	1,068,141	39,700,679
Suncor Energy Inc	2,273,794	89,681,612
TC Energy Corp	1,907,313	91,070,892
Tourmaline Oil Corp (b)	655,535	27,899,032
Whitecap Resources Inc (b)	2,246,405	16,958,283
		728,404,725
Financials - 3.0%
Banks - 1.9%
Bank of Montreal (b)	1,326,211	146,384,751
Bank of Nova Scotia/The (b)	2,281,739	126,948,080
Canadian Imperial Bank of Commerce	1,722,589	123,114,888
National Bank of Canada	717,448	74,628,882
Royal Bank of Canada (b)	2,594,749	332,939,106
Toronto Dominion Bank	3,211,622	233,918,080
		1,037,933,787
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A (b)	750,924	46,304,090
Brookfield Corp Class A	2,501,045	167,524,528
IGM Financial Inc	156,487	5,181,599
TMX Group Ltd	511,444	20,795,868
		239,806,085
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	36,220	64,063,602
Great-West Lifeco Inc	511,475	19,206,152
iA Financial Corp Inc	169,893	16,630,043
Intact Financial Corp	326,921	67,573,740
Manulife Financial Corp	3,161,438	97,813,834
Power Corp of Canada Subordinate Voting Shares (b)	1,025,164	41,314,346
Sun Life Financial Inc	1,049,318	63,976,894
		370,578,611
TOTAL FINANCIALS		1,648,318,483

Industrials - 0.8%
Aerospace & Defense - 0.0%
CAE Inc (c)	558,595	15,928,182
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp (b)	744,345	19,360,706
RB Global Inc (b)	339,639	36,775,432
		56,136,138
Construction & Engineering - 0.1%
Stantec Inc	209,854	22,939,150
WSP Global Inc	239,635	49,341,705
		72,280,855
Ground Transportation - 0.5%
Canadian National Railway Co	982,138	91,706,852
Canadian Pacific Kansas City Ltd	1,708,171	125,622,564
TFI International Inc	144,936	12,604,495
		229,933,911
Professional Services - 0.1%
Thomson Reuters Corp (b)	289,121	58,024,515
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd (b)	151,524	15,363,457
TOTAL INDUSTRIALS		447,667,058

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (c)	212,980	42,579,092
IT Services - 0.5%
CGI Inc Class A	370,224	35,691,774
Shopify Inc Class A (c)	2,235,186	273,219,871
		308,911,645
Software - 0.3%
Constellation Software Inc/Canada (b)	36,958	127,504,034
Constellation Software Inc/Canada warrants 3/31/2040 (c)(f)	30,824	2
Descartes Systems Group Inc/The (c)	157,962	16,688,840
Open Text Corp	473,106	13,924,121
		158,116,997
TOTAL INFORMATION TECHNOLOGY		509,607,734

Materials - 0.7%
Chemicals - 0.1%
Nutrien Ltd	897,867	53,271,973
Containers & Packaging - 0.0%
CCL Industries Inc Class B	273,487	15,286,929
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	923,847	114,687,444
Alamos Gold Inc Class A	775,236	18,838,190
Barrick Mining Corp	3,161,468	66,738,553
Franco-Nevada Corp (b)	353,789	56,357,035
Kinross Gold Corp	2,262,274	36,197,037
Lundin Gold Inc	199,508	9,233,868
Pan American Silver Corp	667,586	18,033,880
Teck Resources Ltd Class B	865,392	28,061,535
		348,147,542
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	98,836	6,852,040
TOTAL MATERIALS		423,558,484

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	75,624	14,906,485
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc (b)	546,396	25,655,690
Fortis Inc/Canada (b)	920,481	45,040,858
Hydro One Ltd (b)(d)(e)	606,003	21,430,533
		92,127,081
Gas Utilities - 0.0%
AltaGas Ltd	547,168	16,155,198
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	257,568	9,419,003
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A (b)	245,466	6,834,641
TOTAL UTILITIES		124,535,923

TOTAL CANADA		4,285,495,138
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	1,130,319	5,636,429
Specialty Retail - 0.0%
Empresas Copec SA	700,827	4,639,707
TOTAL CONSUMER DISCRETIONARY		10,276,136

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	2,322,391	6,996,232
Financials - 0.0%
Banks - 0.0%
Banco de Chile	85,309,151	11,751,597
Banco de Credito e Inversiones SA	157,665	6,257,255
Banco Santander Chile	121,172,387	6,999,172
		25,008,024
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	390,774,854	8,545,852
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B (c)	259,808	9,555,045
Metals & Mining - 0.2%
Antofagasta PLC	715,933	17,746,978
Lundin Mining Corp	1,259,508	12,862,325
		30,609,303
Paper & Forest Products - 0.0%
Empresas Cmpc SA	2,017,312	2,841,754
TOTAL MATERIALS		43,006,102

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	39,626,711	3,952,037
Enel Chile SA	48,973,350	3,136,961
		7,088,998
TOTAL CHILE		100,921,344
CHINA - 8.8%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	8,061,600	11,280,724
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	234,000	538,130
Beijing Enlight Media Co Ltd A Shares (China)	317,100	868,435
China Ruyi Holdings Ltd (b)(c)	15,320,000	6,124,625
Kingsoft Corp Ltd	1,698,200	7,722,150
Mango Excellent Media Co Ltd A Shares (China)	198,494	605,800
Netease Inc	3,199,435	83,640,446
Tencent Music Entertainment Group Class A ADR	1,381,619	29,000,183
		128,499,769
Interactive Media & Services - 1.8%
Autohome Inc Class A ADR	116,340	3,151,651
Baidu Inc A Shares (c)	4,097,698	44,834,296
Bilibili Inc Z Shares (c)	425,604	9,737,426
Kanzhun Ltd ADR (c)	527,684	10,004,889
Kuaishou Technology B Shares (c)(d)(e)	4,925,000	48,087,981
Kunlun Tech Co Ltd A Shares (China) (c)	133,900	665,633
Tencent Holdings Ltd	11,824,500	827,859,726
		944,341,602
Media - 0.0%
China Literature Ltd (c)(d)(e)	751,600	2,953,699
Focus Media Information Technology Co Ltd A Shares (China)	1,657,140	1,722,463
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	230,800	349,650
		5,025,812
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	3,474,900	2,581,910
TOTAL COMMUNICATION SERVICES		1,091,729,817

Consumer Discretionary - 2.7%
Automobile Components - 0.0%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	69,760	454,902
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	27,800	456,942
Fuyao Glass Industry Group Co Ltd A Shares (China)	124,600	944,477
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	1,204,000	8,680,325
Huayu Automotive Systems Co Ltd A Shares (China)	314,300	765,498
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	59,200	832,509
Ningbo Tuopu Group Co Ltd A Shares (China)	186,025	1,181,739
Sailun Group Co Ltd A Shares (China)	337,300	602,393
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	244,900	560,834
		14,479,619
Automobiles - 0.4%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (c)	233,600	1,602,244
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (c)	573,300	644,502
BYD Co Ltd A Shares (China)	612,660	8,899,863
BYD Co Ltd H Shares (b)	6,749,000	98,541,190
Chongqing Changan Automobile Co Ltd A Shares (China)	860,764	1,534,233
Geely Automobile Holdings Ltd	11,137,000	24,980,493
Great Wall Motor Co Ltd A Shares (China)	160,400	480,748
Great Wall Motor Co Ltd H Shares	4,418,500	7,210,677
Guangzhou Automobile Group Company Ltd A Shares (China)	390,800	408,712
Guangzhou Automobile Group Company Ltd H Shares	847,526	342,475
Li Auto Inc A Shares (c)	2,299,418	30,103,322
NIO Inc A Shares (b)(c)	2,859,649	13,687,216
SAIC Motor Corp Ltd A Shares (China)	828,300	1,970,925
Seres Group Co Ltd A Shares (China)	175,700	3,085,165
XPeng Inc A Shares (c)	2,285,164	20,794,986
Yadea Group Holdings Ltd (d)(e)	2,232,826	3,513,542
Zhejiang Leapmotor Technology Co Ltd H Shares (c)(d)(e)	914,600	7,032,788
		224,833,081
Broadline Retail - 1.5%
Alibaba Group Holding Ltd	31,558,924	474,481,440
CCOOP Group Co Ltd A Shares (China) (c)	2,011,000	642,841
JD.com Inc A Shares	4,481,899	70,643,440
MINISO Group Holding Ltd A Shares (b)	798,584	3,801,315
PDD Holdings Inc Class A ADR (c)	1,275,017	144,650,679
Prosus NV Class N	2,401,536	137,189,680
Vipshop Holdings Ltd Class A ADR	591,679	8,928,436
		840,337,831
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	589,700	1,740,919
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	2,231,030	9,893,919
TAL Education Group Class A ADR (c)	747,518	8,177,847
		18,071,766
Hotels, Restaurants & Leisure - 0.5%
H World Group Ltd ADR	370,607	11,570,351
Haidilao International Holding Ltd (d)(e)	3,003,000	5,323,412
Meituan B Shares (c)(d)(e)	9,140,000	141,007,793
Tongcheng Travel Holdings Ltd (e)	2,313,600	5,797,028
TravelSky Technology Ltd H Shares	1,734,000	2,756,854
Trip.com Group Ltd	1,140,443	70,801,506
Yum China Holdings Inc	691,050	32,258,214
		269,515,158
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	27,440	657,773
Ecovacs Robotics Co Ltd A Shares (China)	63,600	701,982
Gree Electric Appliances Inc of Zhuhai A Shares (China)	315,900	1,999,360
Haier Smart Home Co Ltd A Shares (China)	641,100	2,205,757
Haier Smart Home Co Ltd H Shares	4,486,800	14,135,122
Hisense Home Appliances Group Co Ltd A Shares (China)	339,000	1,206,913
Hisense Home Appliances Group Co Ltd H Shares	236,000	676,781
Midea Group Co Ltd A Shares (China)	442,200	4,300,895
Midea Group Co Ltd H Shares	597,800	5,792,218
Oppein Home Group Inc A Shares (China)	58,900	421,155
Sichuan Changhong Electric Co Ltd A Shares (China)	519,800	711,438
Zhejiang Supor Co Ltd A Shares (China)	46,000	331,120
		33,140,514
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	219,400	1,975,317
Chow Tai Fook Jewellery Group Ltd (b)	3,595,200	6,004,317
HLA Group Corp Ltd A Shares (China)	496,000	468,939
Pop Mart International Group Ltd (d)(e)	987,200	30,794,590
Zhongsheng Group Holdings Ltd	1,528,500	2,571,108
		41,814,271
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	2,327,800	26,718,692
Bosideng International Holdings Ltd	8,468,000	4,832,656
Li Ning Co Ltd	4,344,500	9,204,649
Shenzhou International Group Holdings Ltd	1,539,800	11,081,573
		51,837,570
TOTAL CONSUMER DISCRETIONARY		1,495,770,729

Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd A Shares (China)	74,200	1,418,168
Anhui Gujing Distillery Co Ltd B Shares	173,900	2,356,893
Anhui Yingjia Distillery Co Ltd A Shares (China)	74,200	422,158
Beijing Yanjing Brewery Co Ltd A Shares (China)	274,500	473,272
China Resources Beer Holdings Co Ltd	2,935,489	9,760,182
Chongqing Brewery Co Ltd A Shares (China)	58,200	446,150
Eastroc Beverage Group Co Ltd A Shares (China)	57,640	2,250,679
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	128,700	701,927
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	179,000	1,674,956
Kweichow Moutai Co Ltd A Shares (China)	141,700	27,926,624
Luzhou Laojiao Co Ltd A Shares (China)	166,700	2,841,313
Nongfu Spring Co Ltd H Shares (d)(e)	3,664,800	21,173,912
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	135,760	3,370,162
Tsingtao Brewery Co Ltd A Shares (China)	143,900	1,354,826
Tsingtao Brewery Co Ltd H Shares	1,012,000	6,429,191
Wuliangye Yibin Co Ltd A Shares (China)	429,400	7,214,982
		89,815,395
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	10,244,000	6,352,693
JD Health International Inc (c)(d)(e)	2,033,500	13,003,091
Yifeng Pharmacy Chain Co Ltd A Shares (China)	127,428	418,650
Yonghui Superstores Co Ltd A Shares (China) (c)	1,003,300	654,142
		20,428,576
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	78,600	374,358
China Feihe Ltd (d)(e)	6,613,000	3,931,436
China Huishan Dairy Holdings Co Ltd (c)(f)	958,000	1
China Mengniu Dairy Co Ltd	5,697,000	11,855,546
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	526,903	2,800,979
Guangdong Haid Group Co Ltd A Shares (China)	189,000	1,480,981
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	160,240	472,722
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	376,800	1,291,068
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	715,700	2,721,630
Muyuan Foods Co Ltd A Shares (China)	609,170	3,915,235
New Hope Liuhe Co Ltd A Shares (China)	453,400	604,496
Tingyi Cayman Islands Holding Corp	3,542,000	5,236,012
Want Want China Holdings Ltd	8,700,000	6,288,135
Wens Foodstuff Group Co Ltd A Shares (China)	771,520	1,851,595
Wilmar International Ltd	3,494,480	7,909,262
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	166,300	696,774
		51,430,230
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (d)(e)	568,800	4,055,969
Hengan International Group Co Ltd	1,170,500	3,496,756
		7,552,725
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(d)(e)	3,362,000	9,065,307
TOTAL CONSUMER STAPLES		178,292,233

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	3,380,000	3,001,878
CNOOC Energy Technology & Services Ltd A Shares (China)	694,000	390,441
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	105,600	569,975
		3,962,294
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares (b)	3,788,000	4,654,347
China Merchants Energy Shipping Co Ltd A Shares (China)	824,100	692,038
China Petroleum & Chemical Corp A Shares (China)	3,030,800	2,526,756
China Petroleum & Chemical Corp H Shares	45,355,800	26,615,816
China Shenhua Energy Co Ltd A Shares (China)	494,700	2,617,589
China Shenhua Energy Co Ltd H Shares	6,592,500	28,572,889
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	394,666	550,495
COSCO SHIPPING Energy Transportation Co Ltd H Shares	70,000	56,860
Guanghui Energy Co Ltd A Shares (China)	667,700	501,643
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	224,600	627,364
Inner Mongolia Yitai Coal Co Ltd B Shares	1,720,130	3,529,689
PetroChina Co Ltd A Shares (China)	1,507,100	1,855,647
PetroChina Co Ltd H Shares	40,154,000	39,239,753
Shaanxi Coal Industry Co Ltd A Shares (China)	1,060,400	2,961,340
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	574,180	561,545
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	322,800	614,272
Yankuang Energy Group Co Ltd A Shares (China)	287,300	502,660
Yankuang Energy Group Co Ltd H Shares (b)	6,976,100	7,953,690
		124,634,393
TOTAL ENERGY		128,596,687

Financials - 1.6%
Banks - 1.1%
Agricultural Bank of China Ltd A Shares (China)	7,816,300	6,835,655
Agricultural Bank of China Ltd H Shares	52,662,000	34,499,740
Bank of Beijing Co Ltd A Shares (China)	2,303,700	2,062,991
Bank of Changsha Co Ltd A Shares (China)	484,900	664,805
Bank of Chengdu Co Ltd A Shares (China)	503,300	1,290,032
Bank of China Ltd A Shares (China)	8,486,100	6,541,822
Bank of China Ltd H Shares	124,805,024	72,039,147
Bank of Communications Co Ltd A Shares (China)	5,811,200	6,170,748
Bank of Communications Co Ltd H Shares	16,747,200	15,087,014
Bank of Hangzhou Co Ltd A Shares (China)	782,731	1,742,999
Bank of Jiangsu Co Ltd A Shares (China)	2,064,860	3,238,429
Bank of Nanjing Co Ltd A Shares (China)	1,175,600	1,873,160
Bank of Ningbo Co Ltd A Shares (China)	746,210	2,884,109
Bank of Shanghai Co Ltd A Shares (China)	1,601,400	2,274,188
Bank of Suzhou Co Ltd A Shares (China)	496,700	588,614
BOC Hong Kong Holdings Ltd	6,812,951	30,591,911
China CITIC Bank Corp Ltd A Shares (China)	341,500	388,411
China CITIC Bank Corp Ltd H Shares	14,481,293	13,454,891
China Construction Bank Corp A Shares (China)	10,265,500	13,411,510
China Construction Bank Corp H Shares	165,235,649	169,003,612
China Everbright Bank Co Ltd A Shares (China)	5,662,900	3,183,421
China Everbright Bank Co Ltd H Shares	4,940,000	2,321,379
China Merchants Bank Co Ltd A Shares (China)	1,694,200	10,452,532
China Merchants Bank Co Ltd H Shares	7,750,191	50,292,130
China Minsheng Banking Corp Ltd A Shares (China)	4,215,400	2,859,850
China Minsheng Banking Corp Ltd H Shares	13,346,832	8,033,312
China Zheshang Bank Co Ltd A Shares (China)	2,006,420	943,932
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	1,880,600	1,770,000
Chongqing Rural Commercial Bank Co Ltd H Shares	2,885,000	2,288,212
CNPC Capital Co Ltd A Shares (China)	885,200	1,060,545
Huaxia Bank Co Ltd A Shares (China)	1,423,964	1,571,039
Industrial & Commercial Bank of China Ltd A Shares (China)	8,581,500	9,006,650
Industrial & Commercial Bank of China Ltd H Shares	116,965,008	89,621,557
Industrial Bank Co Ltd A Shares (China)	2,302,400	7,228,730
Ping An Bank Co Ltd A Shares (China)	2,220,200	3,768,099
Postal Savings Bank of China Co Ltd A Shares (China)	2,728,800	2,174,119
Postal Savings Bank of China Co Ltd H Shares (d)(e)	16,804,000	11,870,531
Shanghai Pudong Development Bank Co Ltd A Shares (China)	3,264,900	5,800,270
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	1,089,200	1,374,248
		600,264,344
Capital Markets - 0.1%
BOC International China Co Ltd A Shares (China)	243,200	513,424
Caitong Securities Co Ltd A Shares (China)	451,460	506,479
Capital Securities Co Ltd A Shares (China)	193,500	535,519
Changjiang Securities Co Ltd A Shares (China)	566,100	577,931
China Galaxy Securities Co Ltd A Shares (China)	501,100	1,193,507
China Galaxy Securities Co Ltd H Shares	7,031,000	9,501,770
China Great Wall Securities Co Ltd A Shares (China)	397,000	485,046
China International Capital Corp Ltd A Shares (China)	217,500	1,090,533
China International Capital Corp Ltd H Shares (d)(e)	3,144,400	7,984,380
China Merchants Securities Co Ltd A Shares (China)	817,700	2,024,852
CITIC Securities Co Ltd A Shares (China)	478,205	1,922,283
CITIC Securities Co Ltd H Shares	3,991,775	14,025,482
CSC Financial Co Ltd A Shares (China)	459,000	1,626,473
Dongxing Securities Co Ltd A Shares (China)	327,900	506,373
East Money Information Co Ltd A Shares (China)	1,729,520	5,559,689
Everbright Securities Co Ltd A Shares (China)	393,500	991,256
Founder Securities Co Ltd A Shares (China)	857,200	963,727
GF Securities Co Ltd A Shares (China)	296,100	787,264
GF Securities Co Ltd H Shares	653,000	1,425,761
Guolian Minsheng Securities Co Ltd A Shares (China)	343,100	533,153
Guosen Securities Co Ltd A Shares (China)	649,100	1,193,393
Guotai Haitong Securities Co Ltd A Shares (China)	1,240,250	3,488,193
Guotai Haitong Securities Co Ltd H Shares (d)(e)	4,265,039	9,207,070
Guoyuan Securities Co Ltd A Shares (China)	410,900	483,986
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	58,500	2,293,374
Huatai Securities Co Ltd A Shares (China)	413,900	1,149,703
Huatai Securities Co Ltd H Shares (d)(e)	2,973,600	6,843,958
Industrial Securities Co Ltd A Shares (China)	1,214,770	1,095,183
Nanjing Securities Co Ltd A Shares (China)	474,500	541,370
Orient Securities Co Ltd/China A Shares (China)	900,472	1,403,931
SDIC Capital Co Ltd A Shares (China)	648,300	679,236
Shenwan Hongyuan Group Co Ltd A Shares (China)	2,733,815	2,007,479
Sinolink Securities Co Ltd A Shares (China)	377,000	485,282
SooChow Securities Co Ltd A Shares (China)	702,025	929,963
Southwest Securities Co Ltd A Shares (China)	582,900	366,520
Tianfeng Securities Co Ltd A Shares (China) (c)	940,500	691,872
Western Securities Co Ltd A Shares (China)	499,740	580,108
Zheshang Securities Co Ltd A Shares (China)	398,900	628,166
Zhongtai Securities Co Ltd A Shares (China)	938,800	868,673
		87,692,362
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	191,751	6,582,812
Financial Services - 0.0%
Far East Horizon Ltd	3,392,000	3,429,161
Insurance - 0.4%
China Life Insurance Co Ltd A Shares (China)	325,200	1,845,008
China Life Insurance Co Ltd H Shares	13,632,000	39,377,545
China Pacific Insurance Group Co Ltd A Shares (China)	746,600	3,877,030
China Pacific Insurance Group Co Ltd H Shares	5,037,000	20,286,114
China Taiping Insurance Holdings Co Ltd	2,638,065	5,861,792
New China Life Insurance Co Ltd A Shares (China)	120,100	1,110,094
New China Life Insurance Co Ltd H Shares	1,885,500	12,065,154
People's Insurance Co Group of China Ltd/The A Shares (China)	3,664,800	4,155,733
People's Insurance Co Group of China Ltd/The H Shares	11,871,000	9,120,111
PICC Property & Casualty Co Ltd H Shares	12,708,001	26,376,516
Ping An Insurance Group Co of China Ltd A Shares (China)	1,654,677	13,462,299
Ping An Insurance Group Co of China Ltd H Shares	11,660,000	80,050,148
		217,587,544
TOTAL FINANCIALS		915,556,223

Health Care - 0.4%
Biotechnology - 0.2%
Akeso Inc (c)(d)(e)	1,142,000	22,267,931
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	205,880	572,201
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (c)	110,999	900,900
BeOne Medicines Ltd H Shares (c)	1,538,718	34,981,867
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	261,900	870,877
Hualan Biological Engineering Inc A Shares (China)	179,950	414,008
Imeik Technology Development Co Ltd A Shares (China)	31,920	819,822
Innovent Biologics Inc (c)(d)(e)	2,262,500	28,005,466
Shanghai RAAS Blood Products Co Ltd A Shares (China)	670,400	641,315
		89,474,387
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	13,808	544,507
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	139,000	672,167
Shandong Weigao Group Medical Polymer Co Ltd H Shares	4,568,000	4,017,141
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	88,188	1,632,537
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	135,400	4,338,617
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	81,400	626,851
		11,831,820
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	1,047,501	1,863,764
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	128,200	477,788
Huadong Medicine Co Ltd A Shares (China)	201,760	1,242,108
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	167,200	442,039
Shanghai Pharmaceuticals Holding Co Ltd H Shares	376,300	600,147
Sinopharm Group Co Ltd H Shares	2,466,800	5,929,272
		10,555,118
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)(c)	2,146,000	4,654,471
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	36,107	340,221
Pharmaron Beijing Co Ltd A Shares (China)	40,325	173,007
Pharmaron Beijing Co Ltd H Shares (b)(d)(e)	243,600	702,044
Wuxi Apptec Co Ltd A Shares (China)	178,796	2,373,099
Wuxi Apptec Co Ltd H Shares (b)(d)(e)	662,574	8,838,220
Wuxi Biologics Cayman Inc (c)(d)(e)	6,433,500	26,158,827
		43,239,889
Pharmaceuticals - 0.1%
Beijing Tong Ren Tang Co Ltd A Shares (China)	173,700	867,775
Changchun High-Tech Industry Group Co Ltd A Shares (China)	42,600	622,403
China Resources Pharmaceutical Group Ltd (d)(e)	3,238,000	2,261,173
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	174,239	757,119
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	150,940	1,127,887
CSPC Pharmaceutical Group Ltd	14,708,800	18,485,945
Dong-E-E-Jiao Co Ltd A Shares (China)	75,800	543,320
Haisco Pharmaceutical Group Co Ltd A Shares (China)	96,900	747,261
Hansoh Pharmaceutical Group Co Ltd (d)(e)	2,140,000	9,614,315
Humanwell Healthcare Group Co Ltd A Shares (China)	170,600	515,780
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	704,366	6,149,918
Kangmei Pharmaceutical Co Ltd rights (c)(f)	9,551	0
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	434,500	1,060,360
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	115,600	800,403
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (c)	21,168	901,529
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	168,300	881,723
Yunnan Baiyao Group Co Ltd A Shares (China)	183,520	1,427,936
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	66,200	1,829,741
		48,594,588
TOTAL HEALTH CARE		203,695,802

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	298,852	1,756,942
AviChina Industry & Technology Co Ltd H Shares	5,139,000	3,037,627
AVICOPTER PLC A Shares (China)	76,700	421,059
Kuang-Chi Technologies Co Ltd A Shares (China)	239,200	1,353,713
		6,569,341
Air Freight & Logistics - 0.0%
JD Logistics Inc (c)(d)(e)	3,574,400	6,194,497
SF Holding Co Ltd A Shares (China)	539,600	3,440,928
YTO Express Group Co Ltd A Shares (China)	393,100	802,937
ZTO Express Cayman Inc A Shares	761,881	14,852,582
		25,290,944
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	196,200	709,911
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	81,600	348,565
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	208,520	550,817
		899,382
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	4,322,000	2,517,302
China Energy Engineering Corp Ltd A Shares (China)	4,149,100	1,490,789
China National Chemical Engineering Co Ltd A Shares (China) (c)	620,300	687,236
China Railway Group Ltd A Shares (China)	2,643,900	2,087,477
China Railway Group Ltd H Shares	6,575,000	3,308,092
China State Construction Engineering Corp Ltd A Shares (China)	4,698,240	3,688,413
China State Construction International Holdings Ltd	3,371,750	5,165,491
Metallurgical Corp of China Ltd A Shares (China)	1,777,700	746,865
Power Construction Corp of China Ltd A Shares (China)	2,112,039	2,000,144
Sichuan Road and Bridge Group Co Ltd A Shares (China)	700,800	807,978
		22,499,787
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	533,500	484,809
CNGR Advanced Material Co Ltd A Shares (China)	100,020	467,195
Contemporary Amperex Technology Co Ltd A Shares (China)	517,660	18,932,594
Contemporary Amperex Technology Co Ltd H Shares (b)	133,700	6,862,990
Dongfang Electric Corp Ltd A Shares (China) (c)	293,424	821,130
Eve Energy Co Ltd A Shares (China)	221,729	1,358,223
GEM Co Ltd A Shares (China)	584,000	521,936
Goldwind Science & Technology Co Ltd A Shares (China)	98,100	131,185
Goldwind Science & Technology Co Ltd H Shares	508,964	451,797
Goneo Group Co Ltd A Shares (China)	82,691	540,815
Gotion High-Tech Co Ltd A Shares (China)	204,900	829,821
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	429,600	824,616
NARI Technology Co Ltd A Shares (China)	911,340	2,767,523
Ningbo Deye Technology Co Ltd A Shares (China)	97,350	689,699
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	72,400	475,761
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	169,000	526,927
Shanghai Electric Group Co Ltd A Shares (China) (c)	1,402,100	1,516,579
Sieyuan Electric Co Ltd A Shares (China)	92,200	997,272
Sungrow Power Supply Co Ltd A Shares (China)	221,900	2,212,647
Sunwoda Electronic Co Ltd A Shares (China)	200,200	596,462
TBEA Co Ltd A Shares (China)	516,150	967,558
Zhejiang Chint Electrics Co Ltd A Shares (China)	219,800	692,787
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	177,700	1,086,618
		44,756,944
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	5,445,900	4,077,933
Daqin Railway Co Ltd A Shares (China)	2,296,000	2,083,318
		6,161,251
Industrial Conglomerates - 0.0%
CITIC Ltd	7,469,000	11,204,804
Fosun International Ltd	4,332,000	2,989,582
		14,194,386
Machinery - 0.2%
Airtac International Group	254,456	7,220,787
China CSSC Holdings Ltd A Shares (China)	485,600	2,311,813
CRRC Corp Ltd A Shares (China)	5,254,900	5,374,694
CRRC Corp Ltd H Shares	3,362,000	2,329,724
Haitian International Holdings Ltd	1,184,000	3,209,533
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	143,132	1,460,907
Sany Heavy Industry Co Ltd A Shares (China)	954,100	2,638,288
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	79,800	619,594
Shenzhen Inovance Technology Co Ltd A Shares (China)	142,800	1,251,065
Sinotruk Hong Kong Ltd	1,266,500	3,859,727
Weichai Power Co Ltd A Shares (China)	338,600	710,052
Weichai Power Co Ltd H Shares	4,095,800	8,682,549
XCMG Construction Machinery Co Ltd A Shares (China)	1,205,500	1,402,390
Yangzijiang Shipbuildling (Holdings) Ltd	4,691,100	9,201,260
Yutong Bus Co Ltd A Shares (China)	227,500	786,490
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	198,700	727,301
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	32,026	193,938
Zhuzhou CRRC Times Electric Co Ltd H Shares	922,400	3,741,609
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	845,900	861,979
		56,583,700
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	706,470	1,529,952
COSCO SHIPPING Holdings Co Ltd H Shares	6,326,600	11,564,650
SITC International Holdings Co Ltd	2,422,000	7,830,963
		20,925,565
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (c)	1,364,700	1,375,778
China Eastern Airlines Corp Ltd A Shares (China) (c)	1,757,000	923,676
China Southern Airlines Co Ltd A Shares (China) (c)	950,300	746,966
China Southern Airlines Co Ltd H Shares (c)	484,000	222,740
Hainan Airlines Holding Co Ltd A Shares (China) (c)	4,664,200	957,361
Juneyao Airlines Co Ltd A Shares (China)	270,000	458,112
Spring Airlines Co Ltd A Shares (China)	109,700	795,021
		5,479,654
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	380,800	3,459,557
Xiamen C & D Inc A Shares (China)	250,800	353,054
		3,812,611
Transportation Infrastructure - 0.0%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	581,600	905,580
China Merchants Port Holdings Co Ltd	2,217,836	4,360,678
Jiangsu Expressway Co Ltd H Shares	2,286,000	2,803,087
Liaoning Port Co Ltd A Shares (China)	1,825,800	387,127
Shanghai International Airport Co Ltd A Shares (China)	109,172	487,210
Zhejiang Expressway Co Ltd H Shares	2,808,920	2,676,368
		11,620,050
TOTAL INDUSTRIALS		219,503,526

Information Technology - 0.7%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	1,435,000	5,971,030
Guangzhou Haige Communications Group Inc Co A Shares (China)	255,800	469,239
Hengtong Optic-electric Co Ltd A Shares (China)	243,200	536,862
Suzhou TFC Optical Communication Co Ltd A Shares (China)	84,140	1,223,205
Yealink Network Technology Corp Ltd A Shares (China)	130,950	608,152
Zhongji Innolight Co Ltd A Shares (China)	121,780	3,648,205
ZTE Corp A Shares (China)	265,800	1,261,761
ZTE Corp H Shares (b)	1,655,536	5,223,572
		18,942,026
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	1,408,000	7,119,093
Accelink Technologies Co Ltd A Shares (China)	85,700	615,343
Avary Holding Shenzhen Co Ltd A Shares (China)	247,700	1,813,527
BOE Technology Group Co Ltd A Shares (China)	4,390,600	2,459,641
Chaozhou Three-Circle Group Co Ltd A Shares (China)	197,200	904,405
China Railway Signal & Communication Corp Ltd A Shares (China)	841,482	617,132
Eoptolink Technology Inc Ltd A Shares (China)	107,380	2,792,691
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (c)	1,099,501	390,271
Foxconn Industrial Internet Co Ltd A Shares (China)	1,455,194	6,943,501
GoerTek Inc A Shares (China)	371,500	1,179,314
Huagong Tech Co Ltd A Shares (China)	106,000	740,429
Lens Technology Co Ltd A Shares (China)	534,800	1,684,485
Lingyi iTech Guangdong Co A Shares (China)	760,000	944,021
Luxshare Precision Industry Co Ltd A Shares (China)	797,982	4,033,940
Maxscend Microelectronics Co Ltd A Shares (China)	57,816	594,699
Ofilm Group Co Ltd A Shares (China) (c)	360,700	563,701
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	28,868	525,101
Shengyi Technology Co Ltd A Shares (China)	259,100	1,535,122
Shennan Circuits Co Ltd A Shares (China)	78,052	1,533,198
Sunny Optical Technology Group Co Ltd	1,295,400	12,002,312
SUPCON Technology Co Ltd A Shares (China)	89,360	591,329
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	184,800	1,488,801
TCL Technology Group Corp A Shares (China)	1,944,320	1,186,057
Unisplendour Corp Ltd A Shares (China)	298,680	1,020,320
Victory Giant Technology Huizhou Co Ltd A Shares (China)	95,400	2,525,556
Wingtech Technology Co Ltd A Shares (China)	134,600	689,443
Wuhan Guide Infrared Co Ltd A Shares (China) (c)	437,843	713,146
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	203,140	1,576,860
Zhejiang Dahua Technology Co Ltd A Shares (China)	391,100	881,080
		59,664,518
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	103,350	784,710
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	154,300	1,062,008
		1,846,718
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Shanghai Inc A Shares (China) (c)	27,615	477,428
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	67,508	1,848,067
Amlogic Shanghai Co Ltd A Shares (China) (c)	43,469	434,571
Bestechnic Shanghai Co Ltd A Shares (China)	18,727	622,861
Cambricon Technologies Corp Ltd A Shares (China) (c)	45,469	4,460,068
China Resources Microelectronics Ltd A Shares (China)	141,853	915,567
CSI Solar Co Ltd A Shares (China)	437,372	541,485
Flat Glass Group Co Ltd H Shares (b)	374,000	485,055
GalaxyCore Inc A Shares (China)	250,699	530,981
GCL Technology Holdings Ltd (b)(c)	41,059,000	6,083,581
Gigadevice Semiconductor Inc A Shares (China)	73,384	1,229,393
Hangzhou First Applied Material Co Ltd A Shares (China)	279,800	567,169
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	191,800	679,211
Hua Hong Semiconductor Ltd (b)(c)(d)(e)	1,199,000	6,173,232
Hwatsing Technology Co Ltd A Shares (China)	36,095	551,699
Hygon Information Technology Co Ltd A Shares (China)	255,533	4,916,414
Ingenic Semiconductor Co Ltd A Shares (China)	54,900	506,136
JA Solar Technology Co Ltd A Shares (China) (c)	357,436	547,629
JCET Group Co Ltd A Shares (China)	192,200	932,355
Jinko Solar Co Ltd A Shares (China) (c)	1,140,268	826,283
LONGi Green Energy Technology Co Ltd A Shares (China) (c)	815,766	1,781,905
Loongson Technology Corp Ltd (China) (c)	36,234	657,961
Montage Technology Co Ltd A Shares (China)	121,481	1,428,742
National Silicon Industry Group Co Ltd A Shares (China)	309,729	797,214
NAURA Technology Group Co Ltd A Shares (China)	76,680	3,557,669
Nexchip Semiconductor Corp A Shares (China)	236,073	711,674
OmniVision Integrated Circuits Group Inc A Shares (China)	132,515	2,220,189
Piotech Inc A Shares (China)	30,164	711,237
Rockchip Electronics Co Ltd A Shares (China)	45,200	1,012,552
Sanan Optoelectronics CO Ltd A Shares (China)	530,600	919,042
SG Micro Corp A Shares (China)	65,594	647,370
Shenzhen Goodix Technology Co Ltd A Shares (China)	46,300	474,723
Silergy Corp	597,000	6,407,192
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (c)	434,400	490,755
Tianshui Huatian Technology Co Ltd A Shares (China)	345,200	478,863
TongFu Microelectronics Co Ltd A Shares (China)	164,600	640,568
Tongwei Co Ltd A Shares (China) (c)	505,500	1,431,472
Trina Solar Co Ltd A Shares (China) (c)	234,290	503,246
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	90,859	874,379
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (c)	53,959	740,827
Xinjiang Daqo New Energy Co Ltd A Shares (China) (c)	192,148	689,381
Xinyi Solar Holdings Ltd (b)	8,343,450	3,229,950
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	141,100	544,871
		64,280,967
Software - 0.0%
360 Security Technology Inc A Shares (China)	780,500	1,222,286
Beijing Kingsoft Office Software Inc A Shares (China)	49,574	2,150,167
China National Software & Service Co Ltd A Shares (China) (c)	92,190	604,404
Empyrean Technology Co Ltd A Shares (China)	51,100	777,987
Hundsun Technologies Inc A Shares (China)	204,168	1,021,432
Iflytek Co Ltd A Shares (China)	252,900	1,708,507
Jiangsu Hoperun Software Co Ltd A Shares (China) (c)	89,600	657,005
Kingdee International Software Group Co Ltd (c)	5,484,000	12,728,426
Shanghai Baosight Software Co Ltd A Shares (China)	37,900	129,845
Shanghai Baosight Software Co Ltd B Shares	1,822,811	2,505,564
Yonyou Network Technology CO Ltd A Shares (China) (c)	365,120	799,993
		24,305,616
Technology Hardware, Storage & Peripherals - 0.5%
Anker Innovations Technology Co Ltd A Shares (China)	56,810	974,349
China Greatwall Technology Group Co Ltd A Shares (China) (c)	351,800	735,681
GRG Banking Equipment Co Ltd A Shares (China)	245,800	450,673
Huaqin Technology Co Ltd A Shares (China)	76,100	867,480
IEIT Systems Co Ltd A Shares (China)	158,934	1,225,539
Lenovo Group Ltd	14,864,000	19,059,364
Ninestar Corp A Shares (China) (c)	151,200	493,148
Shenzhen Transsion Holdings Co Ltd A Shares (China)	119,963	1,265,987
Xiaomi Corp B Shares (c)(d)(e)	31,423,400	211,415,121
		236,487,342
TOTAL INFORMATION TECHNOLOGY		405,527,187

Materials - 0.2%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd A Shares (China)	155,660	776,387
Ganfeng Lithium Group Co Ltd H Shares (d)(e)	59,920	198,896
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	207,940	543,794
Hengli Petrochemical Co Ltd A Shares (China)	714,760	1,531,444
Hoshine Silicon Industry Co Ltd A Shares (China)	81,500	595,135
Huafon Chemical Co Ltd A Shares (China)	442,200	460,271
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	909,600	672,958
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (c)	698,000	864,340
Jiangsu Yoke Technology Co Ltd A Shares (China)	43,700	333,949
LB Group Co Ltd A Shares (China)	214,100	505,888
Meihua Holdings Group Co Ltd A Shares (China)	253,500	395,784
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	816,100	1,758,677
Qinghai Salt Lake Industry Co Ltd A Shares (China) (c)	558,100	1,395,576
Rongsheng Petrochemical Co Ltd A Shares (China)	1,034,950	1,311,582
Satellite Chemical Co Ltd A Shares (China)	354,701	957,764
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	219,800	730,785
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	231,351	561,722
Tianqi Lithium Corp A Shares (China) (c)	153,000	809,719
Wanhua Chemical Group Co Ltd A Shares (China)	355,000	3,064,879
Yunnan Energy New Material Co Ltd A Shares (China) (c)	124,700	510,826
Yunnan Yuntianhua Co Ltd A Shares (China)	172,000	587,937
Zangge Mining Co Ltd A Shares (China)	159,300	1,014,511
Zhejiang Juhua Co Ltd A Shares (China)	310,200	1,149,562
Zhejiang Longsheng Group Co Ltd A Shares (China)	453,500	665,941
Zhejiang NHU Co Ltd A Shares (China)	315,508	980,246
		22,378,573
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	318,000	1,039,133
Anhui Conch Cement Co Ltd H Shares	2,443,000	7,072,805
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	105,900	176,836
China Jushi Co Ltd A Shares (China)	497,840	855,006
China National Building Material Co Ltd H Shares	6,906,000	4,108,687
		13,252,467
Metals & Mining - 0.2%
Aluminum Corp of China Ltd A Shares (China)	1,126,300	1,156,875
Aluminum Corp of China Ltd H Shares	7,600,000	6,006,788
Baoshan Iron & Steel Co Ltd A Shares (China)	2,439,800	2,484,773
Chifeng Jilong Gold Mining Co A Shares (China)	172,100	546,786
China Hongqiao Group Ltd	5,140,500	13,560,115
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	373,900	1,945,836
China Rare Earth Resources And Technology Co Ltd A Shares (China) (c)	113,600	667,270
Citic Pacific Special Steel Group Co Ltd A Shares (China)	340,500	610,548
CMOC Group Ltd A Shares (China)	770,800	954,636
CMOC Group Ltd H Shares	8,283,000	9,402,313
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	231,600	567,424
Huaibei Mining Holdings Co Ltd A Shares (China)	274,900	468,521
Hunan Valin Steel Co Ltd A Shares (China)	806,500	633,009
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	4,647,200	1,734,015
Jiangxi Copper Co Ltd A Shares (China)	16,300	50,727
Jiangxi Copper Co Ltd H Shares	2,441,000	4,878,899
Jinduicheng Molybdenum Co Ltd A Shares (China) (c)	290,200	517,935
MMG Ltd (c)	7,724,000	3,755,571
Nanjing Iron & Steel Co Ltd A Shares (China)	630,100	397,391
Shandong Gold Mining Co Ltd A Shares (China)	657,723	2,680,547
Shandong Gold Mining Co Ltd H Shares (b)(d)(e)	1,135,250	3,510,665
Shandong Nanshan Aluminum Co Ltd A Shares (China)	1,444,900	786,550
Shanjin International Gold Co Ltd A Shares (China)	318,980	797,260
Tianshan Aluminum Group Co Ltd A Shares (China)	483,800	611,002
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	1,451,800	699,269
Western Mining Co Ltd A Shares (China)	268,800	622,039
Western Superconducting Technologies Co Ltd A Shares (China)	78,064	590,082
Xiamen Tungsten Co Ltd A Shares (China)	130,200	419,056
Yunnan Aluminium Co Ltd A Shares (China)	394,400	848,665
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	463,900	351,375
Zhaojin Mining Industry Co Ltd H Shares	3,146,000	7,812,241
Zhongjin Gold Corp Ltd A Shares (China)	560,800	1,114,567
Zijin Mining Group Co Ltd A Shares (China)	1,311,800	3,476,302
Zijin Mining Group Co Ltd H Shares	11,581,000	30,708,871
		105,367,923
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	281,600	543,963
TOTAL MATERIALS		141,542,926

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
C&D International Investment Group Ltd	1,375,551	2,775,112
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	963,400	1,162,658
China Overseas Land & Investment Ltd	7,135,000	12,339,978
China Resources Land Ltd	5,941,465	21,787,158
China Resources Mixc Lifestyle Services Ltd (d)(e)	1,252,200	5,815,048
China Vanke Co Ltd A Shares (China) (c)	827,400	738,628
China Vanke Co Ltd H Shares (b)(c)	4,447,200	2,821,687
Hainan Airport Infrastructure Co Ltd A Shares (China)	1,031,900	561,512
KE Holdings Inc A Shares	3,842,148	23,498,678
Longfor Group Holdings Ltd (d)(e)	3,734,178	4,647,778
Poly Developments and Holdings Group Co Ltd A Shares (China) (c)	1,279,800	1,416,247
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	168,000	749,872
Wharf Holdings Ltd/The	1,947,000	5,537,259
Youngor Fashion Co Ltd A Shares (China)	599,977	611,586
		84,463,201
Utilities - 0.2%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	932,500	3,901,643
China Gas Holdings Ltd	5,043,000	5,297,162
China Resources Gas Group Ltd	1,661,000	4,204,498
ENN Energy Holdings Ltd	1,467,600	11,960,973
ENN Natural Gas Co Ltd A Shares (China)	303,600	776,875
Kunlun Energy Co Ltd	7,286,000	7,018,977
		33,160,128
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	2,107,500	1,076,134
CGN Power Co Ltd H Shares (d)(e)	19,818,000	7,445,075
China Longyuan Power Group Corp Ltd H Shares	5,803,000	5,232,806
China National Nuclear Power Co Ltd A Shares (China)	2,282,100	2,911,406
China Power International Development Ltd	8,087,699	3,170,341
China Resources Power Holdings Co Ltd	3,877,780	9,609,489
China Three Gorges Renewables Group Co Ltd A Shares (China)	3,008,900	1,808,955
China Yangtze Power Co Ltd A Shares (China)	2,692,400	10,413,602
Datang International Power Generation Co Ltd A Shares (China)	1,260,600	595,525
GD Power Development Co Ltd A Shares (China)	1,798,400	1,143,320
Hanergy Mobile Energy Holding Group Co Ltd (c)(f)	1,902,000	2
Huadian Power International Corp Ltd A Shares (China)	878,800	646,927
Huaneng Lancang River Hydropower Inc A Shares (China)	674,400	869,693
Huaneng Power International Inc A Shares (China)	1,432,400	1,457,224
Huaneng Power International Inc H Shares	7,450,000	5,057,252
SDIC Power Holdings Co Ltd A Shares (China)	930,700	2,035,204
Shenergy Co Ltd A Shares (China)	496,700	563,156
Sichuan Chuantou Energy Co Ltd A Shares (China)	588,500	1,273,946
Wintime Energy Group Co Ltd A Shares (China)	2,404,200	476,302
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	1,138,500	820,085
		56,606,444
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	7,354,000	2,516,728
Guangdong Investment Ltd	5,364,000	4,774,445
		7,291,173
TOTAL UTILITIES		97,057,745

TOTAL CHINA		4,961,736,076
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	464,275	6,045,045
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	788,516	3,956,012
TOTAL COLOMBIA		10,001,057
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	1,350,851	10,538,900
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	139,014	6,641,182
Moneta Money Bank AS (d)(e)	474,337	3,307,717
		9,948,899
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	293,725	17,045,995
TOTAL CZECH REPUBLIC		26,994,894
DENMARK - 1.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	150,679	25,006,621
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	175,784	21,914,517
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	1,265,405	50,397,585
Insurance - 0.0%
Tryg A/S	615,531	14,859,511
TOTAL FINANCIALS		65,257,096

Health Care - 0.6%
Biotechnology - 0.0%
Genmab A/S (c)	118,091	25,424,691
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	231,794	21,170,220
Demant A/S (c)	155,845	5,932,867
		27,103,087
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	5,911,288	274,922,210
TOTAL HEALTH CARE		327,449,988

Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	375,342	84,108,517
Building Products - 0.0%
ROCKWOOL A/S Series B	171,765	7,521,079
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	1,858,731	33,936,877
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	5,470	10,771,486
AP Moller - Maersk A/S Series B	7,721	15,247,135
		26,018,621
TOTAL INDUSTRIALS		151,585,094

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	647,488	42,151,189
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (c)(d)(e)	305,439	14,395,799
TOTAL DENMARK		647,760,304
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	2,405,991	1,681,766
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	4,170,835	8,080,618
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	1,358,732	1,491,052
TOTAL EGYPT		11,253,436
FINLAND - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	259,158	13,356,120
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	504,313	10,980,960
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	765,526	12,082,024
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	5,757,694	84,015,062
Insurance - 0.1%
Sampo Oyj A Shares	4,430,643	47,609,648
TOTAL FINANCIALS		131,624,710

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	197,426	15,838,769
Industrials - 0.1%
Machinery - 0.1%
Kone Oyj B Shares	624,360	38,433,310
Metso Oyj	1,150,689	14,530,185
Wartsila OYJ Abp	927,517	25,657,613
		78,621,108
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	9,779,804	40,044,636
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	1,055,634	10,883,165
UPM-Kymmene Oyj	992,413	25,721,144
		36,604,309
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	815,992	14,983,170
TOTAL FINLAND		354,135,806
FRANCE - 5.7%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	3,424,412	52,089,010
Entertainment - 0.0%
Bollore SE	1,322,140	7,642,204
Media - 0.1%
Publicis Groupe SA	421,159	38,486,249
TOTAL COMMUNICATION SERVICES		98,217,463

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	1,232,866	43,861,067
Automobiles - 0.0%
Renault SA	355,483	13,269,701
Hotels, Restaurants & Leisure - 0.1%
Accor SA	362,364	18,468,241
FDJ UNITED	206,109	6,440,093
Sodexo SA	152,778	9,086,245
Sodexo SA	8,142	485,953
		34,480,532
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	58,084	142,580,027
Kering SA	136,975	33,633,595
LVMH Moet Hennessy Louis Vuitton SE	504,824	270,995,616
		447,209,238
TOTAL CONSUMER DISCRETIONARY		538,820,538

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	371,965	38,356,596
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	984,385	14,107,242
Food Products - 0.2%
Danone SA	1,184,651	96,948,185
Personal Care Products - 0.3%
L'Oreal SA	417,630	184,794,408
L'Oreal SA	23,733	10,501,463
		195,295,871
TOTAL CONSUMER STAPLES		344,707,894

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	3,749,413	222,960,733
Financials - 0.8%
Banks - 0.5%
BNP Paribas SA	1,867,680	170,291,851
Credit Agricole SA	1,940,503	35,714,052
Societe Generale SA Series A	1,321,874	84,373,333
		290,379,236
Capital Markets - 0.0%
Amundi SA (d)(e)	112,105	8,322,121
Financial Services - 0.0%
Edenred SE	438,841	12,580,230
Eurazeo SE	73,484	4,331,366
Eurazeo SE	19,800	1,167,071
		18,078,667
Insurance - 0.3%
AXA SA	3,247,315	157,719,509
TOTAL FINANCIALS		474,499,533

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
BioMerieux	75,698	10,867,429
EssilorLuxottica SA	545,554	162,245,971
		173,113,400
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	53,028	10,650,737
Pharmaceuticals - 0.0%
Ipsen SA	68,259	8,077,937
TOTAL HEALTH CARE		191,842,074

Industrials - 1.6%
Aerospace & Defense - 1.0%
Airbus SE	1,090,483	219,247,230
Dassault Aviation SA	35,550	11,051,175
Safran SA	660,733	217,877,655
Thales SA	170,105	45,757,219
		493,933,279
Building Products - 0.2%
Cie de Saint-Gobain SA	825,383	94,685,588
Construction & Engineering - 0.3%
Bouygues SA	349,488	14,417,911
Eiffage SA	126,309	16,958,522
Vinci SA	907,947	126,121,905
		157,498,338
Electrical Equipment - 0.1%
Legrand SA	482,417	71,256,299
Machinery - 0.0%
Alstom SA (c)	628,640	14,745,596
Professional Services - 0.0%
Bureau Veritas SA	587,647	18,133,639
Teleperformance SE	97,952	9,582,024
		27,715,663
Trading Companies & Distributors - 0.0%
Rexel SA	407,137	12,349,726
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	62,859	7,632,571
Getlink SE Series A	552,812	10,030,818
		17,663,389
TOTAL INDUSTRIALS		889,847,878

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	299,515	44,590,738
Software - 0.1%
Dassault Systemes SE	1,232,404	40,486,022
TOTAL INFORMATION TECHNOLOGY		85,076,760

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	753,285	148,198,709
Air Liquide SA	257,070	50,575,071
Arkema SA	102,758	7,024,319
		205,798,099
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	100,944	6,560,485
Office REITs - 0.0%
Gecina SA	83,448	8,208,900
Retail REITs - 0.0%
Klepierre SA	394,380	15,104,230
Unibail-Rodamco-Westfield unit	223,494	21,740,578
		36,844,808
TOTAL REAL ESTATE		51,614,193

Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	2,485,330	55,865,838
Engie SA	863,500	19,409,958
Veolia Environnement SA	1,156,950	39,207,980
		114,483,776
TOTAL FRANCE		3,217,868,941
GERMANY - 5.9%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	6,405,724	229,747,201
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	115,163	13,043,834
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	138,072	18,498,456
TOTAL COMMUNICATION SERVICES		261,289,491

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	200,259	17,185,875
Automobiles - 0.3%
Bayerische Motoren Werke AG	536,324	51,339,001
Mercedes-Benz Group AG	1,327,555	75,166,537
Volkswagen AG	3,237	345,207
		126,850,745
Specialty Retail - 0.0%
Zalando SE (c)(d)(e)	408,011	11,975,802
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	314,083	60,234,417
TOTAL CONSUMER DISCRETIONARY		216,246,839

Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	189,576	13,480,814
Personal Care Products - 0.0%
Beiersdorf AG	182,739	22,707,565
TOTAL CONSUMER STAPLES		36,188,379

Financials - 1.3%
Banks - 0.0%
Commerzbank AG	1,631,264	59,645,615
Capital Markets - 0.4%
Deutsche Bank AG	3,397,936	112,395,847
Deutsche Boerse AG	345,494	99,981,618
		212,377,465
Insurance - 0.9%
Allianz SE	707,518	279,595,586
Hannover Rueck SE	110,519	33,599,509
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	245,387	160,647,762
Talanx AG	116,990	15,567,148
		489,410,005
TOTAL FINANCIALS		761,433,085

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Siemens Healthineers AG (d)(e)	620,588	33,426,515
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	375,471	19,044,434
Fresenius Medical Care AG ADR	57,905	1,467,312
Fresenius SE & Co KGaA	775,751	37,164,350
		57,676,096
Pharmaceuticals - 0.2%
Bayer AG	1,806,548	56,186,819
Merck KGaA	238,101	29,758,924
		85,945,743
TOTAL HEALTH CARE		177,048,354

Industrials - 1.6%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	98,816	42,649,167
Rheinmetall AG	82,045	162,407,943
		205,057,110
Air Freight & Logistics - 0.1%
Deutsche Post AG	1,763,103	78,997,138
Electrical Equipment - 0.3%
Siemens Energy AG (c)	1,247,065	144,383,657
Industrial Conglomerates - 0.7%
Siemens AG	1,395,007	355,312,987
Machinery - 0.1%
Daimler Truck Holding AG	873,600	42,699,468
Gea Group Ag	267,700	19,277,002
Knorr-Bremse AG	132,196	13,253,233
Rational AG	9,225	7,153,484
		82,383,187
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	1,081,547	9,311,268
Trading Companies & Distributors - 0.0%
Brenntag SE	228,213	14,204,216
TOTAL INDUSTRIALS		889,649,563

Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	2,397,928	94,198,197
Software - 1.0%
Nemetschek SE	105,070	15,719,661
SAP SE	1,916,389	548,002,547
		563,722,208
TOTAL INFORMATION TECHNOLOGY		657,920,405

Materials - 0.3%
Chemicals - 0.2%
BASF SE	1,640,555	80,402,639
Covestro AG	330,674	22,415,491
Evonik Industries AG	479,912	9,567,892
Symrise AG	244,552	22,167,979
		134,554,001
Construction Materials - 0.1%
Heidelberg Materials AG	245,759	56,695,313
TOTAL MATERIALS		191,249,314

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	137,710	10,961,536
Vonovia SE	1,360,390	42,351,575
		53,313,111
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	1,161,758	47,661,399
Multi-Utilities - 0.1%
E.ON SE	4,121,417	75,188,046
TOTAL UTILITIES		122,849,445

TOTAL GERMANY		3,367,187,986
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	311,693	5,655,694
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	333,890	7,491,153
Specialty Retail - 0.0%
FF Group (c)(f)	7,962	0
JUMBO SA	211,205	7,144,045
		7,144,045
TOTAL CONSUMER DISCRETIONARY		14,635,198

Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	3,855,531	14,431,767
Eurobank Ergasias Services and Holdings SA	4,751,775	17,440,752
National Bank of Greece SA	1,602,514	22,475,818
Piraeus Financial Holdings SA	1,934,343	14,874,011
		69,222,348
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	181,966	10,046,571
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	337,994	5,496,492
TOTAL GREECE		105,056,303
HONG KONG - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	6,909,479	10,879,509
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	15,179,243	15,196,523
Financials - 0.8%
Banks - 0.0%
Hang Seng Bank Ltd	1,394,353	20,311,127
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	113,592	17,456,819
Hong Kong Exchanges & Clearing Ltd	2,212,384	119,731,594
		137,188,413
Insurance - 0.5%
AIA Group Ltd	19,636,209	183,091,394
Prudential PLC	4,787,385	60,733,660
		243,825,054
TOTAL FINANCIALS		401,324,594

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	19,127,000	18,317,953
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (c)	4,386,200	5,769,849
Ground Transportation - 0.0%
MTR Corp Ltd	2,827,120	10,169,916
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	291,164	15,810,611
Swire Pacific Ltd A Shares	648,060	5,858,033
		21,668,644
Machinery - 0.1%
Techtronic Industries Co Ltd	2,700,870	32,296,067
Marine Transportation - 0.0%
Orient Overseas International Ltd	240,500	4,327,145
TOTAL INDUSTRIALS		74,231,621

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	3,506,639	16,068,128
Henderson Land Development Co Ltd	2,637,869	9,230,634
Hongkong Land Holdings Ltd (Singapore)	2,009,445	12,138,521
Sino Land Co Ltd	6,618,629	7,629,291
Sun Hung Kai Properties Ltd	2,680,422	31,836,644
Wharf Real Estate Investment Co Ltd	3,152,349	10,008,120
		86,911,338
Retail REITs - 0.0%
Link REIT	4,800,765	26,748,686
TOTAL REAL ESTATE		113,660,024

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	1,138,631	8,019,367
CLP Holdings Ltd	3,022,976	26,238,765
Power Assets Holdings Ltd	2,520,926	16,598,025
		50,856,157
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	20,372,350	18,183,610
TOTAL UTILITIES		69,039,767

TOTAL HONG KONG		702,649,991
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	738,822	6,429,372
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	411,348	33,449,001
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	252,907	7,591,113
TOTAL HUNGARY		47,469,486
INDIA - 4.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (c)	2,457,567	10,143,870
Tata Communications Ltd	209,684	4,117,413
		14,261,283
Interactive Media & Services - 0.0%
Info Edge India Ltd	647,635	10,235,624
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	4,714,335	102,715,307
Vodafone Idea Ltd (c)	48,705,020	3,827,235
		106,542,542
TOTAL COMMUNICATION SERVICES		131,039,449

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Balkrishna Industries Ltd	137,982	4,202,353
Bharat Forge Ltd	481,963	6,420,425
Bosch Ltd	13,202	6,075,313
MRF Ltd	4,449	7,492,830
Samvardhana Motherson International Ltd	8,964,738	9,875,468
Sona Blw Precision Forgings Ltd (d)(e)	799,162	4,074,498
Tube Investments of India Ltd	192,896	6,232,843
		44,373,730
Automobiles - 0.4%
Bajaj Auto Ltd	122,375	11,151,505
Eicher Motors Ltd	249,936	15,565,066
Hero MotoCorp Ltd	226,756	10,994,126
Hyundai Motor India Ltd	292,261	7,172,551
Mahindra & Mahindra Ltd	1,715,126	62,533,366
Maruti Suzuki India Ltd	231,637	33,254,340
Tata Motors Ltd	3,737,911	28,277,927
TVS Motor Co Ltd	432,912	13,800,711
		182,749,592
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (c)	8,887,760	31,045,955
Indian Hotels Co Ltd/The	1,557,332	13,110,094
Jubilant Foodworks Ltd	657,170	4,900,729
		49,056,778
Household Durables - 0.0%
Dixon Technologies India Ltd (e)	65,473	12,520,300
Specialty Retail - 0.0%
FSN E-Commerce Ventures Ltd (c)	2,035,975	4,861,425
Trent Ltd	334,183	19,078,291
		23,939,716
Textiles, Apparel & Luxury Goods - 0.1%
Kalyan Jewellers India Ltd	746,838	5,040,389
Page Industries Ltd	10,973	6,106,048
Titan Co Ltd	653,844	24,910,900
		36,057,337
TOTAL CONSUMER DISCRETIONARY		348,697,453

Consumer Staples - 0.3%
Beverages - 0.0%
United Spirits Ltd	525,192	8,025,325
Varun Beverages Ltd	2,458,756	14,625,733
		22,651,058
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (c)(d)(e)	295,602	14,366,986
Food Products - 0.1%
Britannia Industries Ltd	201,692	13,281,774
Marico Ltd	932,367	7,539,618
Nestle India Ltd	614,429	15,742,875
Tata Consumer Products Ltd	1,079,415	13,192,205
		49,756,472
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	245,243	6,276,095
Dabur India Ltd	976,392	5,887,926
Godrej Consumer Products Ltd	764,584	10,964,492
Hindustan Unilever Ltd	1,516,003	43,576,430
		66,704,943
Tobacco - 0.0%
ITC Ltd	5,559,105	26,092,926
TOTAL CONSUMER STAPLES		179,572,385

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Bharat Petroleum Corp Ltd	2,746,995	10,274,171
Coal India Ltd	3,433,551	14,696,022
Hindustan Petroleum Corp Ltd	1,736,543	8,251,921
Indian Oil Corp Ltd (c)	5,118,686	8,463,522
Oil & Natural Gas Corp Ltd	5,855,123	16,055,310
Oil India Ltd	877,126	4,391,305
Petronet LNG Ltd	1,343,405	4,408,075
Reliance Industries Ltd	11,182,575	176,752,623
		243,292,949
Financials - 1.5%
Banks - 1.1%
AU Small Finance Bank Ltd (d)(e)	665,954	5,616,163
Axis Bank Ltd	4,219,643	51,287,728
Bank of Baroda	1,859,605	5,029,128
Canara Bank	3,365,423	4,099,165
HDFC Bank Ltd/Gandhinagar	10,395,178	238,756,888
ICICI Bank Ltd	9,677,884	163,108,995
IDFC First Bank Ltd	6,601,333	5,162,123
IndusInd Bank Ltd (c)	1,048,207	9,518,138
Kotak Mahindra Bank Ltd	2,010,718	45,341,122
Punjab National Bank	4,104,673	4,913,154
State Bank of India	3,294,418	29,874,540
Union Bank of India Ltd	2,797,104	4,157,587
Yes Bank Ltd (c)	25,908,396	5,576,587
		572,441,318
Capital Markets - 0.0%
BSE Ltd	361,974	9,974,764
HDFC Asset Management Co Ltd (d)(e)	181,983	11,705,616
		21,680,380
Consumer Finance - 0.2%
Bajaj Finance Ltd	5,127,537	51,357,272
Cholamandalam Investment and Finance Co Ltd	764,954	12,551,135
Muthoot Finance Ltd	219,936	6,546,481
SBI Cards & Payment Services Ltd	523,542	4,823,279
Shriram Finance Ltd	2,604,028	18,666,326
Sundaram Finance Ltd	120,330	6,405,841
		100,350,334
Financial Services - 0.1%
Bajaj Finserv Ltd	697,091	15,438,181
Bajaj Holdings & Investment Ltd	48,673	7,735,081
Jio Financial Services Ltd (c)	5,304,460	19,853,233
Power Finance Corp Ltd	2,697,892	12,569,073
REC Ltd	2,388,398	10,714,773
		66,310,341
Insurance - 0.1%
HDFC Life Insurance Co Ltd (d)(e)	1,760,397	15,138,674
ICICI Lombard General Insurance Co Ltd (d)(e)	452,867	9,946,909
ICICI Prudential Life Insurance Co Ltd (d)(e)	652,940	4,582,856
PB Fintech Ltd (c)	625,920	12,855,551
SBI Life Insurance Co Ltd (d)(e)	820,580	17,181,681
		59,705,671
TOTAL FINANCIALS		820,488,044

Health Care - 0.3%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	186,802	15,939,650
Max Healthcare Institute Ltd	1,433,016	20,348,519
		36,288,169
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	217,441	16,296,967
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	75,401	4,323,811
Aurobindo Pharma Ltd (c)	470,871	6,093,239
Cipla Ltd/India	1,054,260	18,634,464
Dr Reddy's Laboratories Ltd	1,088,623	15,719,835
Lupin Ltd	413,346	9,042,349
Mankind Pharma Ltd (c)	224,587	6,558,118
Sun Pharmaceutical Industries Ltd	1,769,393	34,391,228
Torrent Pharmaceuticals Ltd	214,968	9,158,111
Zydus Lifesciences Ltd	450,694	4,967,638
		108,888,793
TOTAL HEALTH CARE		161,473,929

Industrials - 0.4%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	6,731,321	29,268,009
Hindustan Aeronautics Ltd (e)	370,067	19,062,259
		48,330,268
Building Products - 0.0%
Astral Ltd	223,396	3,566,154
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	475,602	3,924,120
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	1,240,410	51,342,111
Rail Vikas Nigam Ltd (e)	943,358	3,722,983
Voltas Ltd	421,885	6,373,124
		61,438,218
Electrical Equipment - 0.1%
ABB India Ltd	95,455	5,982,357
Bharat Heavy Electricals Ltd	1,872,772	5,070,882
CG Power & Industrial Solutions Ltd	1,105,664	8,308,887
Havells India Ltd	472,967	8,085,096
Polycab India Ltd	95,079	7,374,877
Suzlon Energy Ltd (c)	17,362,109	12,123,776
		46,945,875
Ground Transportation - 0.0%
Container Corp Of India Ltd	539,735	3,550,984
Industrial Conglomerates - 0.0%
Siemens Ltd	161,615	5,569,396
Machinery - 0.0%
Ashok Leyland Ltd	5,332,916	7,335,124
Cummins India Ltd	251,238	10,155,765
Thermax Limited	76,302	3,423,454
		20,914,343
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (c)(d)(e)	345,356	23,196,221
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	294,850	8,148,045
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	1,004,040	15,673,545
GMR Airports Ltd (c)	4,855,911	4,960,661
		20,634,206
TOTAL INDUSTRIALS		246,217,830

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd	1,751,737	29,226,759
Infosys Ltd	6,091,498	103,686,862
Infosys Ltd ADR	12,736	212,946
LTIMindtree Ltd (d)(e)	133,755	7,743,842
Mphasis Ltd	187,177	5,914,887
Persistent Systems Ltd	198,593	11,615,947
Tata Consultancy Services Ltd	1,664,286	57,444,660
Tech Mahindra Ltd	980,857	16,286,465
Wipro Ltd	4,763,361	13,410,652
		245,543,020
Software - 0.0%
Oracle Financial Services Software Ltd	38,926	3,740,388
Tata Elxsi Ltd	63,197	4,382,283
		8,122,671
TOTAL INFORMATION TECHNOLOGY		253,665,691

Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	699,144	19,099,994
Coromandel International Ltd	210,889	6,454,229
PI Industries Ltd	139,987	6,780,767
Pidilite Industries Ltd	287,600	9,412,485
Solar Industries India Ltd	49,235	7,963,670
SRF Ltd	242,321	8,390,886
Supreme Industries Ltd	114,335	5,593,816
UPL Ltd	754,647	6,042,631
UPL Ltd	107,371	630,259
		70,368,737
Construction Materials - 0.1%
Ambuja Cements Ltd	1,107,566	7,463,637
Grasim Industries Ltd	506,804	15,847,928
Shree Cement Ltd	17,134	6,011,378
UltraTech Cement Ltd	217,407	30,296,455
		59,619,398
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	323,323	5,888,919
Hindalco Industries Ltd	2,498,767	19,361,142
Jindal Stainless Ltd	602,844	4,762,933
Jindal Steel & Power Ltd	733,731	8,050,952
JSW Steel Ltd	1,113,362	13,292,448
NMDC Ltd	5,668,000	4,559,552
Tata Steel Ltd	13,863,635	24,918,145
Vedanta Ltd	2,490,976	12,040,170
		92,874,261
TOTAL MATERIALS		222,862,396

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
DLF Ltd	1,380,228	12,285,842
Godrej Properties Ltd (c)	275,110	6,565,326
Lodha Developers Ltd (d)(e)	542,324	7,589,453
Oberoi Realty Ltd	234,350	4,342,104
Phoenix Mills Ltd/The	358,406	6,053,635
Prestige Estates Projects Ltd	315,207	5,828,775
		42,665,135
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	8,594,159	28,434,719
Tata Power Co Ltd/The	3,018,896	13,648,111
Torrent Power Ltd	319,845	4,753,636
		46,836,466
Gas Utilities - 0.0%
GAIL India Ltd	4,332,975	8,735,901
Independent Power and Renewable Electricity Producers - 0.1%
Adani Power Ltd (c)	1,051,366	7,012,363
JSW Energy Ltd	798,920	4,678,834
NHPC Ltd	5,375,958	5,077,748
NTPC Ltd	8,061,360	30,621,754
		47,390,699
TOTAL UTILITIES		102,963,066

TOTAL INDIA		2,752,938,327
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	89,998,900	15,803,352
Media - 0.0%
Surya Citra Media Tbk PT	35	0
TOTAL COMMUNICATION SERVICES		15,803,352

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (c)	1,624,191,268	6,382,503
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	33,748,500	4,743,408
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	13,106,800	3,917,290
Indofood CBP Sukses Makmur Tbk PT	4,273,100	2,538,346
Indofood Sukses Makmur Tbk PT	8,023,700	4,143,083
		10,598,719
TOTAL CONSUMER STAPLES		15,342,127

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	22,405,200	2,511,564
United Tractors Tbk PT	2,658,812	3,896,008
		6,407,572
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	102,509,700	51,377,411
Bank Mandiri Persero Tbk PT	69,057,100	18,799,478
Bank Negara Indonesia Persero Tbk PT	26,931,478	6,531,117
Bank Rakyat Indonesia Persero Tbk PT	125,945,700	28,203,101
		104,911,107
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	38,537,700	3,333,137
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	36,706,700	11,346,796
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT (c)	42,697,117	6,794,250
Chandra Asri Pacific Tbk PT	15,668,800	8,809,223
		15,603,473
Metals & Mining - 0.0%
Amman Mineral Internasional PT (c)	11,799,600	6,014,457
TOTAL MATERIALS		21,617,930

TOTAL INDONESIA		185,144,524
IRELAND - 0.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	303,466	28,103,495
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	3,850,359	30,374,157
Bank of Ireland Group PLC	1,811,548	24,404,932
		54,779,089
Industrials - 0.2%
Building Products - 0.0%
Kingspan Group PLC	285,340	23,657,020
Trading Companies & Distributors - 0.2%
AerCap Holdings NV	337,953	36,245,459
TOTAL INDUSTRIALS		59,902,479

TOTAL IRELAND		142,785,063
ISRAEL - 0.5%
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	2,306,333	43,446,551
Bank Leumi Le-Israel BM	2,754,755	51,139,812
Israel Discount Bank Ltd Class A	2,268,027	21,769,695
Mizrahi Tefahot Bank Ltd	286,957	17,779,610
		134,135,668
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (c)	2,108,047	32,569,326
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	49,254	22,732,169
Information Technology - 0.1%
IT Services - 0.0%
Wix.com Ltd (c)	96,194	13,085,270
Software - 0.1%
Check Point Software Technologies Ltd (c)	159,327	29,666,687
Nice Ltd (c)	101,454	15,922,551
Nice Ltd ADR (b)(c)	13,164	2,054,242
		47,643,480
TOTAL INFORMATION TECHNOLOGY		60,728,750

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	1,413,111	8,838,703
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	77,985	7,701,174
TOTAL ISRAEL		266,705,790
ITALY - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (b)(d)(e)	510,859	6,039,800
Telecom Italia SpA/Milano (c)	12,423,572	5,723,570
Telecom Italia SpA/Milano (c)	6,943,092	3,582,195
		15,345,565
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	231,322	101,713,292
Textiles, Apparel & Luxury Goods - 0.0%
Moncler SpA	429,626	23,014,175
TOTAL CONSUMER DISCRETIONARY		124,727,467

Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	400,766	20,885,058
Davide Campari-Milano NV (b)	1,111,233	7,684,923
		28,569,981
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	4,042,857	69,000,864
Financials - 1.1%
Banks - 0.9%
Banco BPM SpA	2,085,021	26,649,571
BPER Banca SPA	2,683,976	26,451,666
FinecoBank Banca Fineco SpA	1,125,302	24,040,124
Intesa Sanpaolo SpA	27,747,618	167,186,804
Mediobanca Banca di Credito Finanziario SpA	918,885	20,280,534
UniCredit SpA	2,572,251	189,250,396
		453,859,095
Financial Services - 0.0%
Banca Mediolanum SpA	415,226	7,344,767
Nexi SpA (d)(e)	893,689	5,109,588
		12,454,355
Insurance - 0.2%
Generali	1,579,497	58,978,519
Poste Italiane Spa (d)(e)	831,674	17,999,802
Unipol Assicurazioni SpA	650,663	13,079,783
		90,058,104
TOTAL FINANCIALS		556,371,554

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	40,260	3,937,461
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	213,047	12,253,714
TOTAL HEALTH CARE		16,191,175

Industrials - 0.2%
Aerospace & Defense - 0.0%
Leonardo SpA	742,802	40,039,367
Electrical Equipment - 0.1%
Prysmian SpA	517,633	41,339,991
Passenger Airlines - 0.1%
Ryanair Holdings PLC	1,562,751	45,949,101
TOTAL INDUSTRIALS		127,328,459

Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA (b)	14,905,475	131,440,850
Terna - Rete Elettrica Nazionale	2,584,237	24,926,058
		156,366,908
Gas Utilities - 0.0%
Snam SpA	3,687,358	21,351,458
TOTAL UTILITIES		177,718,366

TOTAL ITALY		1,115,253,431
JAPAN - 12.9%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
NTT Inc	54,829,875	55,370,585
Entertainment - 0.4%
Capcom Co Ltd	637,700	16,233,121
Konami Group Corp	184,536	25,052,390
Nexon Co Ltd	597,959	10,941,481
Nintendo Co Ltd	2,026,390	169,363,546
Toho Co Ltd/Tokyo	203,605	12,846,097
		234,436,635
Interactive Media & Services - 0.0%
LY Corp	5,267,449	19,253,400
Media - 0.0%
Dentsu Group Inc	362,822	7,155,068
Wireless Telecommunication Services - 0.6%
KDDI Corp	5,629,514	92,389,424
SoftBank Corp	52,465,770	75,804,493
SoftBank Group Corp	1,754,244	133,952,243
		302,146,160
TOTAL COMMUNICATION SERVICES		618,361,848

Consumer Discretionary - 2.2%
Automobile Components - 0.2%
Aisin Corp	956,303	13,216,126
Bridgestone Corp	1,048,495	42,411,832
Denso Corp (b)	3,479,000	47,201,078
Sumitomo Electric Industries Ltd	1,313,803	32,601,627
		135,430,663
Automobiles - 0.8%
Honda Motor Co Ltd	7,755,858	80,295,662
Isuzu Motors Ltd	974,592	12,490,384
Nissan Motor Co Ltd (b)(c)	4,045,225	8,577,094
Subaru Corp	1,081,378	19,892,837
Suzuki Motor Corp	2,887,828	31,730,223
Toyota Motor Corp	17,391,530	309,353,734
Yamaha Motor Co Ltd	1,679,317	12,146,210
		474,486,144
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	701,491	23,469,270
Rakuten Group Inc (c)	2,741,960	13,873,542
		37,342,812
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan (b)	1,984,840	40,868,891
Zensho Holdings Co Ltd (b)	175,500	9,235,421
		50,104,312
Household Durables - 0.6%
Panasonic Holdings Corp	4,281,993	40,504,743
Sekisui House Ltd (b)	1,097,603	23,024,227
Sony Group Corp	11,286,700	271,482,572
		335,011,542
Leisure Products - 0.1%
Bandai Namco Holdings Inc	1,091,894	35,308,494
Shimano Inc	139,590	15,270,583
		50,579,077
Specialty Retail - 0.2%
Fast Retailing Co Ltd	350,589	106,940,067
Nitori Holdings Co Ltd (b)	145,542	12,325,489
Sanrio Co Ltd	329,100	13,503,690
ZOZO Inc (b)	733,989	7,266,030
		140,035,276
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	1,214,149	28,543,789
TOTAL CONSUMER DISCRETIONARY		1,251,533,615

Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	2,656,151	33,696,145
Kirin Holdings Co Ltd	1,431,320	18,861,467
Suntory Beverage & Food Ltd	253,503	7,654,706
		60,212,318
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd (b)	1,363,678	43,559,772
Kobe Bussan Co Ltd (b)	272,572	7,258,410
MatsukiyoCocokara & Co	604,000	12,402,953
Seven & i Holdings Co Ltd	4,063,916	53,575,394
		116,796,529
Food Products - 0.1%
Ajinomoto Co Inc	1,663,530	44,011,083
Kikkoman Corp (b)	1,234,340	10,843,632
MEIJI Holdings Co Ltd	445,412	9,006,668
Nissin Foods Holdings Co Ltd (b)	356,515	6,762,419
Yakult Honsha Co Ltd (b)	467,836	7,526,330
		78,150,132
Household Products - 0.0%
Unicharm Corp	2,031,191	14,050,049
Personal Care Products - 0.1%
Kao Corp	856,226	38,527,156
Shiseido Co Ltd	727,175	11,820,615
		50,347,771
Tobacco - 0.1%
Japan Tobacco Inc	2,203,426	62,929,031
TOTAL CONSUMER STAPLES		382,485,830

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	5,030,664	26,404,123
Idemitsu Kosan Co Ltd (b)	1,483,235	9,535,148
Inpex Corp	1,626,112	23,153,817
		59,093,088
Financials - 2.1%
Banks - 1.3%
Chiba Bank Ltd/The (b)	1,026,094	9,563,925
Concordia Financial Group Ltd (b)	1,873,088	12,420,884
Japan Post Bank Co Ltd	3,306,053	36,899,837
Mitsubishi UFJ Financial Group Inc	21,034,618	289,915,273
Mizuho Financial Group Inc	4,382,732	128,552,811
Resona Holdings Inc	3,815,089	34,732,594
Sumitomo Mitsui Financial Group Inc	6,771,116	170,812,311
Sumitomo Mitsui Trust Group Inc	1,179,614	30,923,303
		713,820,938
Capital Markets - 0.2%
Daiwa Securities Group Inc (b)	2,425,551	16,886,338
Japan Exchange Group Inc	1,828,688	17,870,640
Nomura Holdings Inc	5,524,165	36,494,278
SBI Holdings Inc	495,965	18,424,040
		89,675,296
Financial Services - 0.0%
Mitsubishi HC Capital Inc	1,607,216	11,879,950
ORIX Corp	2,138,354	48,033,942
		59,913,892
Insurance - 0.6%
Dai-ichi Life Holdings Inc	6,454,864	51,072,062
Japan Post Holdings Co Ltd	3,275,746	30,335,607
Japan Post Insurance Co Ltd (b)	345,742	8,852,590
Ms&Ad Insurance Group Holdings Inc	2,360,545	50,435,596
Sompo Holdings Inc	1,635,962	48,239,700
T&D Holdings Inc	900,553	21,990,368
Tokio Marine Holdings Inc	3,371,424	135,372,531
		346,298,454
TOTAL FINANCIALS		1,209,708,580

Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	634,982	80,111,105
Olympus Corp (b)	2,094,363	25,021,468
Sysmex Corp (b)	914,287	14,853,373
Terumo Corp	2,445,548	41,469,812
		161,455,758
Health Care Technology - 0.0%
M3 Inc (b)	802,302	9,867,352
Pharmaceuticals - 0.6%
Astellas Pharma Inc	3,334,665	34,575,885
Chugai Pharmaceutical Co Ltd	1,233,224	59,116,996
Daiichi Sankyo Co Ltd	3,153,996	77,373,608
Eisai Co Ltd	486,897	13,655,211
Kyowa Kirin Co Ltd (b)	425,421	7,261,775
Ono Pharmaceutical Co Ltd (b)	675,845	7,557,823
Otsuka Holdings Co Ltd	811,803	38,649,705
Shionogi & Co Ltd	1,391,282	23,268,245
Takeda Pharmaceutical Co Ltd	2,921,120	80,242,556
		341,701,804
TOTAL HEALTH CARE		513,024,914

Industrials - 3.3%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd (b)	576,949	6,400,910
Building Products - 0.1%
Agc Inc	364,996	10,984,436
Daikin Industries Ltd (b)	484,682	59,594,482
		70,578,918
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	728,542	11,219,163
Secom Co Ltd	770,818	27,682,578
TOPPAN Holdings Inc	433,877	11,692,222
		50,593,963
Construction & Engineering - 0.1%
Kajima Corp	777,878	19,486,357
Obayashi Corp	1,182,385	17,410,925
Taisei Corp	283,502	16,951,687
		53,848,969
Electrical Equipment - 0.3%
Fuji Electric Co Ltd (b)	249,204	12,389,980
Fujikura Ltd	462,200	31,375,258
Mitsubishi Electric Corp	3,493,397	78,574,342
NIDEC CORP (b)	1,536,312	29,476,120
		151,815,700
Ground Transportation - 0.2%
Central Japan Railway Co	1,421,290	33,133,373
East Japan Railway Co	1,667,643	35,744,564
Hankyu Hanshin Holdings Inc (b)	414,180	10,794,215
Tokyo Metro Co Ltd (b)	528,700	5,696,922
Tokyu Corp	909,275	10,235,455
West Japan Railway Co (b)	825,860	18,081,578
		113,686,107
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	32,270	8,676,073
Hitachi Ltd	8,407,645	257,279,426
Sekisui Chemical Co Ltd	689,339	11,956,674
		277,912,173
Machinery - 0.7%
Daifuku Co Ltd	586,527	14,848,644
FANUC Corp	1,738,125	48,384,119
Hoshizaki Corp (b)	197,306	6,756,309
IHI Corp	269,800	30,044,059
Komatsu Ltd	1,660,764	53,506,330
Kubota Corp	1,804,667	20,237,987
Makita Corp	432,568	13,391,496
MINEBEA MITSUMI Inc (b)	658,800	10,368,447
Mitsubishi Heavy Industries Ltd	5,882,580	140,454,818
SMC Corp (b)	105,255	36,625,957
Toyota Industries Corp (b)	299,043	31,977,455
		406,595,621
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (b)	638,900	9,025,669
Mitsui OSK Lines Ltd (b)	634,500	21,327,016
Nippon Yusen KK (b)	805,433	28,246,374
		58,599,059
Passenger Airlines - 0.0%
ANA Holdings Inc	300,351	5,569,278
Japan Airlines Co Ltd	271,426	5,389,842
		10,959,120
Professional Services - 0.3%
Recruit Holdings Co Ltd	2,584,283	153,328,523
Trading Companies & Distributors - 0.9%
ITOCHU Corp	2,181,571	114,429,109
Marubeni Corp	2,593,745	53,103,689
Mitsubishi Corp	6,275,603	123,776,190
Mitsui & Co Ltd	4,534,992	92,317,215
MonotaRO Co Ltd (b)	456,108	8,121,879
Sumitomo Corp	2,002,569	51,185,215
Toyota Tsusho Corp	1,175,385	26,937,871
		469,871,168
TOTAL INDUSTRIALS		1,824,190,231

Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.5%
Keyence Corp	357,129	129,184,793
Kyocera Corp (b)	2,360,824	27,868,049
Murata Manufacturing Co Ltd	3,072,683	45,734,075
Omron Corp (b)	317,677	8,188,049
Shimadzu Corp (b)	429,877	9,516,055
TDK Corp	3,577,735	43,587,334
Yokogawa Electric Corp	422,200	11,253,359
		275,331,714
IT Services - 0.4%
Fujitsu Ltd	3,232,180	70,409,540
NEC Corp	2,254,615	64,743,277
Nomura Research Institute Ltd	694,680	27,488,801
NTT Data Group Corp	514,600	13,419,725
Obic Co Ltd	595,560	21,203,476
Otsuka Corp	415,064	7,864,290
SCSK Corp	290,733	9,046,132
TIS Inc	391,367	12,485,359
		226,660,600
Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp	1,406,628	93,539,554
Disco Corp	169,287	50,028,830
Lasertec Corp (b)	147,695	14,880,086
Renesas Electronics Corp	3,093,083	37,621,364
SCREEN Holdings Co Ltd (b)	147,800	11,529,863
Tokyo Electron Ltd	822,558	130,769,322
		338,369,019
Software - 0.0%
Oracle Corp Japan	69,703	7,537,991
Trend Micro Inc/Japan	233,245	14,222,922
		21,760,913
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	1,710,828	48,592,038
Canon Inc ADR	1,310	37,322
FUJIFILM Holdings Corp	2,055,044	42,626,196
Ricoh Co Ltd (b)	1,000,438	8,772,333
		100,027,889
TOTAL INFORMATION TECHNOLOGY		962,150,135

Materials - 0.4%
Chemicals - 0.3%
Asahi Kasei Corp	2,242,825	15,605,037
Mitsubishi Chemical Group Corp	2,535,984	13,812,932
Nippon Paint Holdings Co Ltd (b)	1,724,130	14,616,386
Nippon Sanso Holdings Corp (b)	313,986	11,113,079
Nitto Denko Corp	1,306,050	27,027,284
Shin-Etsu Chemical Co Ltd	3,309,685	95,242,535
Toray Industries Inc	2,558,219	17,497,857
		194,915,110
Metals & Mining - 0.1%
JFE Holdings Inc	1,046,290	12,108,783
Nippon Steel Corp	1,778,499	34,250,368
Sumitomo Metal Mining Co Ltd (b)	449,332	9,883,190
		56,242,341
TOTAL MATERIALS		251,157,451

Real Estate - 0.3%
Office REITs - 0.0%
Nippon Building Fund Inc	13,903	12,753,617
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	108,121	11,069,182
Daiwa House Industry Co Ltd	1,027,508	33,970,370
Hulic Co Ltd	855,372	8,158,288
Mitsubishi Estate Co Ltd	1,953,012	36,565,122
Mitsui Fudosan Co Ltd	4,853,330	43,380,522
Sumitomo Realty & Development Co Ltd (b)	568,379	20,762,413
		153,905,897
TOTAL REAL ESTATE		166,659,514

Utilities - 0.1%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	1,171,695	14,330,703
Kansai Electric Power Co Inc/The	1,751,699	21,031,671
		35,362,374
Gas Utilities - 0.1%
Osaka Gas Co Ltd	665,818	16,846,091
Tokyo Gas Co Ltd	606,839	20,322,187
		37,168,278
TOTAL UTILITIES		72,530,652

TOTAL JAPAN		7,310,895,858
KOREA (SOUTH) - 3.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	383,731	4,014,804
Entertainment - 0.0%
HYBE Co Ltd	42,581	7,866,026
Krafton Inc (c)	52,230	12,223,023
		20,089,049
Interactive Media & Services - 0.2%
Kakao Corp	571,632	23,566,105
NAVER Corp	262,100	43,841,759
		67,407,864
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	98,642	3,960,054
TOTAL COMMUNICATION SERVICES		95,471,771

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	136,650	4,332,233
Hyundai Mobis Co Ltd	111,548	23,395,609
		27,727,842
Automobiles - 0.2%
Hyundai Motor Co	252,759	38,217,606
Kia Corp	440,021	32,000,775
		70,218,381
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (c)(d)(e)	345,238	10,357,882
Hanjin Kal Corp	42,510	3,305,340
		13,663,222
Household Durables - 0.0%
Coway Co Ltd	99,121	7,683,972
LG Electronics Inc	199,290	10,963,446
		18,647,418
TOTAL CONSUMER DISCRETIONARY		130,256,863

Consumer Staples - 0.1%
Food Products - 0.0%
CJ CheilJedang Corp	14,504	2,595,778
Orion Corp/Republic of Korea	43,073	3,418,232
Samyang Foods Co Ltd	7,488	7,690,527
		13,704,537
Personal Care Products - 0.0%
Amorepacific Corp	50,205	4,808,468
LG H&H Co Ltd	16,549	3,728,441
		8,536,909
Tobacco - 0.1%
KT&G Corp	180,845	16,846,361
TOTAL CONSUMER STAPLES		39,087,807

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	79,527	8,087,968
S-Oil Corp	83,037	3,722,763
SK Innovation Co Ltd	123,352	9,485,844
		21,296,575
Financials - 0.4%
Banks - 0.3%
Hana Financial Group Inc	529,490	32,175,564
Industrial Bank of Korea	512,167	7,101,997
KakaoBank Corp	302,393	6,043,460
KB Financial Group Inc	687,334	54,275,197
Shinhan Financial Group Co Ltd	788,387	38,156,057
Woori Financial Group Inc	1,235,910	21,795,547
		159,547,822
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	76,531	7,787,113
Mirae Asset Securities Co Ltd	417,137	5,658,925
NH Investment & Securities Co Ltd	265,082	3,819,522
		17,265,560
Financial Services - 0.0%
Meritz Financial Group Inc	151,199	12,480,309
Insurance - 0.1%
DB Insurance Co Ltd	83,342	7,613,730
Samsung Fire & Marine Insurance Co Ltd	56,695	17,789,118
Samsung Life Insurance Co Ltd	147,462	13,229,595
		38,632,443
TOTAL FINANCIALS		227,926,134

Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (c)	73,659	23,616,664
Celltrion Inc	300,246	38,258,227
		61,874,891
Health Care Equipment & Supplies - 0.0%
HLB Inc (c)	214,892	7,365,744
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (c)(d)(e)	32,767	24,882,570
Pharmaceuticals - 0.0%
SK Biopharmaceuticals Co Ltd (c)	57,219	4,005,270
Yuhan Corp	102,001	8,536,725
		12,541,995
TOTAL HEALTH CARE		106,665,200

Industrials - 0.6%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	62,817	44,544,243
Hanwha Systems Co Ltd	136,640	5,778,721
Korea Aerospace Industries Ltd	132,891	8,944,650
		59,267,614
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	67,944	7,133,469
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (c)	824,160	38,375,847
Ecopro BM Co Ltd (c)	88,587	6,965,283
Ecopro Co Ltd	184,352	6,442,168
HD Hyundai Electric Co Ltd	42,592	15,064,652
LG Energy Solution Ltd (c)	86,434	23,484,173
LS Electric Co Ltd	27,150	5,955,890
POSCO Future M Co Ltd (c)	71,269	7,206,029
		103,494,042
Industrial Conglomerates - 0.1%
LG Corp	158,353	8,935,748
Samsung C&T Corp	157,091	18,836,907
SK Inc	67,667	9,760,893
SK Square Co Ltd (c)	172,093	18,423,424
		55,956,972
Machinery - 0.2%
Doosan Bobcat Inc	96,207	3,790,738
Hanwha Ocean Co Ltd (c)	194,330	15,526,773
HD Hyundai Heavy Industries Co Ltd	40,328	14,067,367
HD Korea Shipbuilding & Offshore Engineering Co Ltd	78,124	19,954,316
Hyundai Rotem Co Ltd	140,438	20,177,936
Samsung Heavy Industries Co Ltd (c)	1,297,482	17,602,122
		91,119,252
Marine Transportation - 0.0%
Eusu Holdings Co Ltd	6	25
Hanjin Shipping Co Ltd (c)(f)	12	0
HMM Co Ltd	478,877	8,002,262
		8,002,287
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	338,788	5,700,908
Trading Companies & Distributors - 0.0%
Posco International Corp	96,215	3,343,512
TOTAL INDUSTRIALS		334,018,056

Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.1%
LG Display Co Ltd (c)	542,072	4,171,519
LG Innotek Co Ltd	25,695	2,849,486
Samsung Electro-Mechanics Co Ltd	101,537	10,722,393
Samsung SDI Co Ltd	114,135	16,278,284
		34,021,682
IT Services - 0.0%
Samsung SDS Co Ltd	78,797	8,972,686
Semiconductors & Semiconductor Equipment - 0.3%
Hanmi Semiconductor Co Ltd	79,131	5,101,267
SK Hynix Inc	1,002,513	193,120,741
		198,222,008
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd	8,633,468	437,318,573
TOTAL INFORMATION TECHNOLOGY		678,534,949

Materials - 0.1%
Chemicals - 0.0%
LG Chem Ltd	89,746	19,178,425
SKC Co Ltd (c)	34,047	2,435,086
		21,613,511
Metals & Mining - 0.1%
Korea Zinc Co Ltd	7,521	4,285,425
POSCO Holdings Inc	134,192	29,330,518
		33,615,943
TOTAL MATERIALS		55,229,454

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	466,744	12,813,887
TOTAL KOREA (SOUTH)		1,701,300,696
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	3,581,766	6,224,072
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	2,841,927	6,544,369
Gulf Bank KSCP	3,524,938	3,903,165
Kuwait Finance House KSCP	20,310,630	53,538,064
National Bank of Kuwait SAKP	15,235,558	52,203,496
		116,189,094
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	1,235,817	3,576,462
TOTAL KUWAIT		125,989,628
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	386,072	7,450,299
Reinet Investments SCA (South Africa)	250,799	7,248,784
		14,699,083
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	215,142	16,528,410
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	862,531	27,088,497
TOTAL LUXEMBOURG		58,315,990
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	4,049,239	19,746,780
Sands China Ltd	4,421,665	10,703,829

TOTAL MACAU		30,450,609
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	2,268,099	3,580,807
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	4,905,615	3,098,005
CELCOMDIGI BHD	6,431,000	5,783,478
Maxis Bhd	4,342,500	3,493,982
		12,375,465
TOTAL COMMUNICATION SERVICES		15,956,272

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	3,927,600	2,873,805
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	6,086,150	2,346,271
TOTAL CONSUMER DISCRETIONARY		5,220,076

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	4,606,700	4,068,005
Kuala Lumpur Kepong Bhd	901,585	4,132,808
Nestle Malaysia Bhd	125,000	2,578,004
PPB Group Bhd	1,127,220	2,488,479
QL Resources Bhd	3,060,150	3,045,614
SD Guthrie Bhd	3,843,724	4,293,733
		20,606,643
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	530,900	2,681,557
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	4,570,200	5,400,082
CIMB Group Holdings Bhd	14,853,688	22,705,605
Hong Leong Bank Bhd	1,195,800	5,316,039
Malayan Banking Bhd	10,014,768	22,026,684
Public Bank Bhd	26,834,500	26,428,455
RHB Bank Bhd	3,298,576	4,735,738
		86,612,603
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	4,047,400	6,308,286
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	8,548,852	10,318,435
Industrial Conglomerates - 0.0%
Sime Darby Bhd	5,016,207	1,912,212
Sunway Bhd	4,566,200	5,046,176
		6,958,388
Marine Transportation - 0.0%
MISC Bhd	2,445,200	4,270,369
TOTAL INDUSTRIALS		21,547,192

Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	5,113,700	4,627,852
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	6,761,800	8,444,853
TOTAL MATERIALS		13,072,705

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IOI Properties Group Bhd	11	5
Sime Darby Property Bhd	15	5
SP Setia Bhd Group	14	3
		13
Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	4,765,025	14,514,018
Gas Utilities - 0.0%
Petronas Gas Bhd	1,456,000	6,132,610
Multi-Utilities - 0.0%
YTL Corp Bhd	6,063,000	3,509,776
YTL Corp Bhd warrants 6/2/2028 (c)	1,212,600	334,609
YTL Power International Bhd	4,517,000	4,304,845
YTL Power International Bhd warrants 6/2/2028 (c)	952,180	416,698
		8,565,928
TOTAL UTILITIES		29,212,556

TOTAL MALAYSIA		201,217,903
MEXICO - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	33,723,946	30,443,615
Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	926,962	9,661,239
Coca-Cola Femsa SAB de CV unit	952,775	7,899,977
Fomento Economico Mexicano SAB de CV unit	3,222,900	29,095,791
		46,657,007
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV	521,200	4,221,817
Wal-Mart de Mexico SAB de CV Series V	9,664,100	28,487,707
		32,709,524
Food Products - 0.0%
Alfa SAB de CV Series A	6,493,258	4,756,789
Gruma SAB de CV Series B	292,565	5,056,342
Grupo Bimbo SAB de CV (b)	2,349,800	6,818,344
		16,631,475
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	2,741,100	5,108,777
TOTAL CONSUMER STAPLES		101,106,783

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	4,663,500	41,559,906
Grupo Financiero Inbursa SAB de CV Series O	3,321,600	8,565,907
		50,125,813
Insurance - 0.0%
Qualitas Controladora SAB de CV	363,200	3,289,496
TOTAL FINANCIALS		53,415,309

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1 (b)	1,024,100	7,303,057
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	521,800	6,921,284
Grupo Aeroportuario del Pacifico SAB de CV Series B	703,060	16,151,560
Grupo Aeroportuario del Sureste SAB de CV Series B	327,735	9,934,375
Promotora y Operadora de Infraestructura SAB de CV	347,735	4,098,535
		37,105,754
TOTAL INDUSTRIALS		44,408,811

Materials - 0.2%
Construction Materials - 0.0%
Cemex SAB de CV unit	28,005,340	24,449,931
Metals & Mining - 0.2%
Grupo Mexico SAB de CV Series B	5,749,823	35,992,399
Industrias Penoles SAB de CV (c)	359,740	9,482,147
Southern Copper Corp	161,186	15,177,274
		60,651,820
TOTAL MATERIALS		85,101,751

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	5,184,500	7,384,443
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	1,892,330	7,112,914
TOTAL REAL ESTATE		14,497,357

TOTAL MEXICO		328,973,626
NETHERLANDS - 2.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	7,156,761	31,972,853
Entertainment - 0.1%
Universal Music Group NV	2,018,798	58,074,607
TOTAL COMMUNICATION SERVICES		90,047,460

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	238,671	16,178,858
Heineken NV	528,919	41,684,779
		57,863,637
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	1,674,500	66,118,504
Food Products - 0.0%
JDE Peet's NV	315,736	9,397,091
TOTAL CONSUMER STAPLES		133,379,232

Financials - 0.6%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)(e)	841,194	24,344,854
ING Groep NV	5,774,743	134,582,961
		158,927,815
Capital Markets - 0.0%
Euronext NV (d)(e)	143,292	23,155,116
Financial Services - 0.2%
Adyen NV (c)(d)(e)	46,251	79,327,499
EXOR NV	163,009	15,765,693
		95,093,192
Insurance - 0.1%
Aegon Ltd	2,404,007	17,180,316
ASR Nederland NV (b)	270,379	18,007,358
NN Group NV	492,439	33,246,228
		68,433,902
TOTAL FINANCIALS		345,610,025

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (c)	112,211	75,364,255
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV (b)	1,564,005	40,844,540
TOTAL HEALTH CARE		116,208,795

Industrials - 0.2%
Professional Services - 0.2%
Randstad NV (b)	197,759	9,442,558
Wolters Kluwer NV	437,984	68,326,398
		77,768,956
Trading Companies & Distributors - 0.0%
IMCD NV (b)	107,232	11,786,983
TOTAL INDUSTRIALS		89,555,939

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	86,193	42,050,376
ASML Holding NV	722,770	505,700,285
BE Semiconductor Industries NV	149,511	20,321,075
		568,071,736
Software - 0.0%
Nebius Group NV Class A (Russia) (c)(f)	371,380	0
TOTAL INFORMATION TECHNOLOGY		568,071,736

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	315,493	19,813,419
TOTAL NETHERLANDS		1,362,686,606
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	1,734,919	11,846,216
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	1,080,524	23,412,065
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	3,079,778	13,663,276
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)(c)	301,045	34,668,532
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	1,446,188	7,750,647
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	2,390,561	8,036,783
TOTAL UTILITIES		15,787,430

TOTAL NEW ZEALAND		99,377,519
NORWAY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	1,120,793	17,204,276
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	848,270	15,876,295
Orkla ASA	1,296,637	13,670,329
Salmar ASA	126,468	5,137,644
		34,684,268
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	575,673	13,937,047
Equinor ASA	1,539,926	39,556,975
Equinor ASA ADR	37	953
		53,494,975
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	1,642,707	41,676,618
Insurance - 0.0%
Gjensidige Forsikring ASA	364,618	9,613,865
TOTAL FINANCIALS		51,290,483

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	807,759	24,200,659
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	2,555,864	15,148,581
TOTAL NORWAY		196,023,242
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	124,552	29,518,824
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	294,005	5,001,025
TOTAL PERU		34,519,849
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	138,715	3,138,187
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	897,390	3,339,054
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	3,827,990	7,767,270
BDO Unibank Inc	4,465,757	10,920,291
Metropolitan Bank & Trust Co	3,292,301	4,187,927
		22,875,488
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	451,605	4,570,418
SM Investments Corp	401,265	5,618,134
		10,188,552
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	1,834,420	14,109,746
TOTAL INDUSTRIALS		24,298,298

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	11,999,870	5,135,859
SM Prime Holdings Inc	18,401,075	7,317,241
		12,453,100
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	515,270	4,750,377
TOTAL PHILIPPINES		70,854,504
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	118,123	7,917,838
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (c)(d)(e)	1,247,025	12,317,016
Specialty Retail - 0.0%
CCC SA (c)	97,013	5,018,204
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	2,036	9,067,481
TOTAL CONSUMER DISCRETIONARY		26,402,701

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (c)(d)(e)	889,890	11,780,348
Zabka Group SA (b)(c)	545,906	3,022,655
		14,803,003
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	1,076,018	24,020,938
Financials - 0.3%
Banks - 0.2%
Bank Millennium SA (c)	1,080,078	4,216,499
Bank Polska Kasa Opieki SA	340,407	18,593,831
mBank SA (c)	26,781	6,350,175
Powszechna Kasa Oszczednosci Bank Polski SA	1,615,904	35,521,386
Santander Bank Polska SA	74,268	10,887,871
		75,569,762
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	1,097,693	18,459,157
TOTAL FINANCIALS		94,028,919

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (c)	408,803	5,887,558
Construction & Engineering - 0.0%
Budimex SA (b)	22,596	3,392,219
TOTAL INDUSTRIALS		9,279,777

Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA (c)	254,519	8,679,678
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (c)	1,636,434	5,288,045
TOTAL POLAND		190,420,899
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	513,482	12,540,093
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	758,241	14,478,800
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	5,816,769	25,131,835
TOTAL PORTUGAL		52,150,728
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	1,453,661	5,373,875
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	1,094,518	4,569,259
Qatar Gas Transport Co Ltd	5,079,698	6,710,615
		11,279,874
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	11,365,794	7,429,440
Commercial Bank of Qatar	5,943,928	7,992,714
Dukhan Bank	3,293,212	3,305,874
Qatar International Islamic Bank QSC	1,799,791	5,501,696
Qatar Islamic Bank QPSC	3,279,591	22,095,130
Qatar National Bank QPSC	8,481,546	43,677,283
		90,002,137
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	2,761,086	10,078,229
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	10,400,561	3,870,574
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	3,824,780	2,950,784
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	799,788	3,536,552
TOTAL QATAR		127,092,025
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	1,035,988	7,918,238
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (c)(f)	51,978	0
VK IPJSC GDR (c)(e)(f)	68,289	0
		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (c)(f)	62,559	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (c)(f)	12,146,244	2
Gazprom PJSC ADR (c)(f)	1,078,053	11
LUKOIL PJSC (c)(f)	451,803	0
Rosneft Oil Co PJSC (c)(f)	1,187,356	0
Rosneft Oil Co PJSC GDR (c)(e)(f)	214,392	2
Surgutneftegas PAO (c)(f)	6,111,900	1
Surgutneftegas PAO ADR (c)(f)	214,357	2
Tatneft PJSC (c)(f)	1,520,327	0
		18
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(f)	13,066,303	2
VTB Bank PJSC (c)(f)	826,735	0
		2
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (c)(f)	1,699,470	0
TKS Holding MKPAO JSC (c)(f)	5,907	0
		0
TOTAL FINANCIALS		2

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (c)(e)(f)	1,019	0
Metals & Mining - 0.0%
Alrosa PJSC (c)(f)	3,102,770	0
GMK Norilskiy Nickel PAO (c)(f)	6,655,600	1
GMK Norilskiy Nickel PAO ADR (United Kingdom) (c)(f)	85,403	2
Novolipetsk Steel PJSC (c)(f)	1,805,640	0
Polyus PJSC (c)(f)	413,530	0
Severstal PAO (c)(f)	245,384	0
Severstal PAO GDR (c)(e)(f)	10,278	0
United Co RUSAL International PJSC (Russia) (c)(f)	3,455,150	0
		3
TOTAL MATERIALS		3

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (c)(f)	42,112,900	5
TOTAL RUSSIA		28
SAUDI ARABIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	3,679,828	41,241,228
Media - 0.0%
Saudi Research & Media Group (c)	66,943	3,285,491
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	703,009	11,469,742
TOTAL COMMUNICATION SERVICES		55,996,461

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (c)	1,043,336	5,573,953
Specialty Retail - 0.0%
Jarir Marketing Co	1,093,206	3,744,954
TOTAL CONSUMER DISCRETIONARY		9,318,907

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	71,373	2,355,569
Food Products - 0.0%
Almarai Co JSC	913,728	11,667,930
TOTAL CONSUMER STAPLES		14,023,499

Energy - 0.1%
Energy Equipment & Services - 0.0%
Ades Holding Co	631,327	2,120,637
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (d)(e)	11,079,949	71,777,015
TOTAL ENERGY		73,897,652

Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	3,598,410	90,893,164
Alinma Bank	2,268,145	15,612,355
Arab National Bank	1,670,051	9,679,003
Bank Al-Jazira	1,111,756	3,725,513
Bank AlBilad	1,367,571	9,493,628
Banque Saudi Fransi	2,278,745	10,424,479
Riyad Bank	2,711,120	20,381,644
Saudi Awwal Bank	1,859,168	16,058,501
Saudi Investment Bank/The	1,111,027	4,262,131
Saudi National Bank/The	5,402,331	54,007,468
		234,537,886
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	90,232	3,937,772
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (c)	74,809	2,369,254
Bupa Arabia for Cooperative Insurance Co	149,262	6,708,852
Co for Cooperative Insurance/The	132,222	4,733,922
		13,812,028
TOTAL FINANCIALS		252,287,686

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	63,437	2,299,974
Dr Sulaiman Al Habib Medical Services Group Co	158,510	11,079,769
Mouwasat Medical Services Co	176,362	3,573,222
		16,952,965
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	64,598	2,970,636
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	44,533	2,833,843
Elm Co	43,506	10,554,360
		13,388,203
Materials - 0.3%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	432,492	13,743,448
Sahara International Petrochemical Co	669,046	3,192,643
Saudi Aramco Base Oil Co	87,370	2,431,668
Saudi Basic Industries Corp	1,663,973	24,242,522
Saudi Industrial Investment Group	608,643	2,917,385
Saudi Kayan Petrochemical Co (c)	1,288,637	1,569,958
Yanbu National Petrochemical Co	505,115	4,107,064
		52,204,688
Metals & Mining - 0.1%
Saudi Arabian Mining Co (c)	2,450,789	33,974,308
TOTAL MATERIALS		86,178,996

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (c)	973,245	4,955,608
Makkah Construction & Development Co	176,717	3,910,189
		8,865,797
Utilities - 0.0%
Electric Utilities - 0.0%
Saudi Electricity Co	1,498,125	5,898,884
Independent Power and Renewable Electricity Producers - 0.0%
ACWA Power Co (c)	279,247	16,377,687
TOTAL UTILITIES		22,276,571

TOTAL SAUDI ARABIA		556,157,373
SINGAPORE - 1.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	13,686,818	40,788,736
Entertainment - 0.2%
Sea Ltd Class A ADR (c)	702,389	110,029,237
TOTAL COMMUNICATION SERVICES		150,817,973

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	10,902,423	6,149,885
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	3,910,401	143,529,266
Oversea-Chinese Banking Corp Ltd	6,220,591	80,613,675
United Overseas Bank Ltd	2,322,115	64,514,711
		288,657,652
Capital Markets - 0.0%
Singapore Exchange Ltd	1,580,190	19,375,663
TOTAL FINANCIALS		308,033,315

Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	2,870,697	19,311,997
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	4,366,900	21,354,141
Industrial Conglomerates - 0.0%
Keppel Ltd	2,649,257	17,211,807
Passenger Airlines - 0.0%
Singapore Airlines Ltd (b)	2,786,439	14,554,038
TOTAL INDUSTRIALS		72,431,983

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	1,245,460	31,915,717
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	10,826,787	18,280,624
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	6,802,015	14,563,982
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	4,246,399	9,043,996
TOTAL REAL ESTATE		41,888,602

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	1,624,400	9,658,830
TOTAL SINGAPORE		620,896,305
SOUTH AFRICA - 0.9%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	3,123,766	26,296,824
Vodacom Group Ltd	1,133,719	8,655,878
		34,952,702
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	301,971	93,584,197
Woolworths Holdings Ltd/South Africa	1,710,288	4,694,402
		98,278,599
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	6,437,840	9,679,952
TOTAL CONSUMER DISCRETIONARY		107,958,551

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	624,062	15,690,408
Clicks Group Ltd	429,481	9,004,218
Shoprite Holdings Ltd	909,908	13,262,317
		37,956,943
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	1,543,283	15,287,747
Capitec Bank Holdings Ltd	160,204	31,063,020
Nedbank Group Ltd	842,144	11,491,483
Standard Bank Group Ltd	2,429,643	31,265,086
		89,107,336
Financial Services - 0.1%
FirstRand Ltd	9,317,379	39,619,800
Remgro Ltd	916,398	8,371,022
		47,990,822
Insurance - 0.0%
Discovery Ltd	987,736	11,708,870
Old Mutual Ltd	7,705,015	5,401,388
OUTsurance Group Ltd	1,546,758	6,559,366
Sanlam Ltd	3,265,033	15,708,365
		39,377,989
TOTAL FINANCIALS		176,476,147

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	686,365	4,419,714
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	588,346	7,684,631
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd (c)	1,048,979	5,396,051
Metals & Mining - 0.3%
Anglo American PLC	2,056,420	57,863,774
Gold Fields Ltd	1,644,314	40,099,771
Harmony Gold Mining Co Ltd	1,037,083	13,885,945
Impala Platinum Holdings Ltd (c)	1,665,828	15,744,442
Kumba Iron Ore Ltd (b)	116,912	1,933,231
Valterra Platinum Ltd	403,863	18,137,453
		147,664,616
TOTAL MATERIALS		153,060,667

TOTAL SOUTH AFRICA		522,509,355
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	909,128	32,162,403
Telefonica SA	6,782,851	35,004,931
		67,167,334
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	827,627	66,510,840
Specialty Retail - 0.2%
Industria de Diseno Textil SA	2,002,759	95,665,940
TOTAL CONSUMER DISCRETIONARY		162,176,780

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	2,131,481	32,317,024
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	10,573,204	176,342,730
Banco de Sabadell SA	9,899,927	36,616,159
Banco Santander SA	27,794,835	238,779,638
Banco Santander SA ADR	7,081	60,967
Bankinter SA (b)	1,241,519	17,710,269
CaixaBank SA	7,241,093	68,126,458
		537,636,221
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)(c)	540,872	8,098,230
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	343,568	23,681,620
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	1,378,227	37,110,987
TOTAL INDUSTRIALS		60,792,607

Utilities - 0.4%
Electric Utilities - 0.4%
Acciona SA (b)	45,207	8,677,476
Endesa SA	579,042	16,751,349
Iberdrola SA	11,648,059	204,730,249
Redeia Corp SA	739,228	14,299,139
		244,458,213
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	575,006	6,758,827
TOTAL UTILITIES		251,217,040

TOTAL SPAIN		1,119,405,236
SWEDEN - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telia Co AB	4,295,673	15,187,398
Wireless Telecommunication Services - 0.1%
Tele2 AB B Shares	1,007,722	15,575,079
TOTAL COMMUNICATION SERVICES		30,762,477

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)(e)	273,068	24,335,319
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (b)	1,029,363	13,867,218
TOTAL CONSUMER DISCRETIONARY		38,202,537

Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	1,110,664	27,399,990
Financials - 0.5%
Banks - 0.3%
Skandinaviska Enskilda Banken AB A Shares	2,911,425	50,976,147
Svenska Handelsbanken AB A Shares	2,672,813	32,566,565
Swedbank AB A1 Shares	1,556,050	41,503,144
		125,045,856
Capital Markets - 0.0%
EQT AB	685,145	23,005,558
Financial Services - 0.2%
Industrivarden AB A Shares	209,406	7,769,365
Industrivarden AB C Shares	290,508	10,760,600
Investor AB A Shares	492,256	14,321,272
Investor AB B Shares	2,681,229	77,923,196
L E Lundbergforetagen AB B Shares	138,598	6,776,107
		117,550,540
TOTAL FINANCIALS		265,601,954

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (c)	363,717	10,016,917
Industrials - 0.9%
Aerospace & Defense - 0.1%
Saab AB B Shares	588,139	31,991,244
Building Products - 0.1%
Assa Abloy AB B Shares	1,844,281	61,027,722
Nibe Industrier AB B Shares	2,745,650	12,655,078
		73,682,800
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	905,013	13,451,428
Construction & Engineering - 0.0%
Skanska AB B Shares	619,984	14,446,291
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	270,008	6,909,314
Lifco AB B Shares	424,029	15,143,197
		22,052,511
Machinery - 0.7%
Alfa Laval AB	533,559	23,246,205
Atlas Copco AB A Shares	4,942,654	75,268,649
Atlas Copco AB B Shares	2,855,366	38,691,861
Epiroc AB A Shares	1,208,635	24,637,548
Epiroc AB B Shares	722,009	12,966,180
Indutrade AB	508,076	12,373,299
Sandvik AB	1,961,023	47,917,532
SKF AB B Shares	635,906	14,856,266
Trelleborg AB B Shares	368,569	13,411,066
Volvo AB B Shares (b)	2,915,883	83,743,587
		347,112,193
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	473,678	15,967,897
Beijer Ref AB B Shares	700,411	11,762,655
		27,730,552
TOTAL INDUSTRIALS		530,467,019

Information Technology - 0.1%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	5,101,479	37,055,033
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	3,820,017	41,974,652
TOTAL INFORMATION TECHNOLOGY		79,029,685

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB (c)	524,827	16,132,027
Paper & Forest Products - 0.1%
Holmen AB B Shares (b)	144,814	5,384,712
Svenska Cellulosa AB SCA B Shares	1,107,961	13,904,335
		19,289,047
TOTAL MATERIALS		35,421,074

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (c)	1,305,538	8,842,064
Sagax AB B Shares	396,558	8,409,780
		17,251,844
TOTAL SWEDEN		1,034,153,497
SWITZERLAND - 3.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	47,537	33,095,935
Consumer Discretionary - 0.3%
Specialty Retail - 0.0%
Avolta AG	162,976	8,472,073
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	986,453	161,064,424
Swatch Group AG/The (b)	53,354	9,436,045
Swatch Group AG/The	1,488	54,555
		170,555,024
TOTAL CONSUMER DISCRETIONARY		179,027,097

Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG (b)	6,472	7,881,592
Chocoladefabriken Lindt & Spruengli AG	198	29,008,310
Chocoladefabriken Lindt & Spruengli AG	1,731	25,530,785
		62,420,687
Financials - 1.1%
Banks - 0.0%
Banque Cantonale Vaudoise (b)	55,540	6,444,623
Capital Markets - 0.6%
Julius Baer Group Ltd	378,684	25,623,396
Partners Group Holding AG	41,674	56,514,510
UBS Group AG	6,035,801	226,198,563
		308,336,469
Insurance - 0.5%
Baloise Holding AG	75,813	18,228,721
Helvetia Holding AG	67,678	16,356,037
Swiss Life Holding AG	52,459	54,625,820
Zurich Insurance Group AG	267,709	182,606,095
		271,816,673
TOTAL FINANCIALS		586,597,765

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	93,099	25,479,726
Straumann Holding AG	205,245	25,007,034
		50,486,760
Life Sciences Tools & Services - 0.2%
Lonza Group AG	132,620	92,432,032
Pharmaceuticals - 0.1%
Galderma Group AG	245,751	38,575,873
Sandoz Group AG	768,681	44,223,408
		82,799,281
TOTAL HEALTH CARE		225,718,073

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	61,451	47,208,894
Electrical Equipment - 0.3%
ABB Ltd	2,903,728	189,607,969
Machinery - 0.1%
Schindler Holding AG	73,648	26,766,254
Schindler Holding AG	44,109	15,558,299
VAT Group AG (d)(e)	49,837	17,640,058
		59,964,611
Marine Transportation - 0.0%
Kuehne + Nagel International AG	88,964	18,209,005
Professional Services - 0.1%
SGS SA	296,159	30,190,170
TOTAL INDUSTRIALS		345,180,649

Information Technology - 0.1%
Software - 0.0%
Temenos AG	102,664	9,245,764
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	279,733	26,222,063
TOTAL INFORMATION TECHNOLOGY		35,467,827

Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	342,235	32,881,791
EMS-Chemie Holding AG	13,075	10,342,490
Givaudan SA	16,954	71,197,407
Sika AG	280,383	66,164,692
		180,586,380
Containers & Packaging - 0.0%
SIG Group AG (b)	553,241	8,990,805
TOTAL MATERIALS		189,577,185

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	147,597	20,460,969
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	39,023	8,710,211
TOTAL SWITZERLAND		1,686,256,398
TAIWAN - 5.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	7,014,400	30,242,803
Entertainment - 0.0%
International Games System Co Ltd	461,000	12,026,886
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	3,318,000	9,029,097
Taiwan Mobile Co Ltd	3,184,400	11,200,635
		20,229,732
TOTAL COMMUNICATION SERVICES		62,499,421

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	3,249,513	4,337,017
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	320,000	4,557,601
Specialty Retail - 0.0%
Hotai Motor Co Ltd	556,180	10,208,193
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	343,420	4,583,337
Feng TAY Enterprise Co Ltd	906,710	3,577,617
Pou Chen Corp	4,070,240	3,819,059
		11,980,013
TOTAL CONSUMER DISCRETIONARY		31,082,824

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	1,040,000	8,892,157
Food Products - 0.1%
Uni-President Enterprises Corp	8,941,620	23,546,039
TOTAL CONSUMER STAPLES		32,438,196

Financials - 0.6%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	11,677,697	7,196,670
CTBC Financial Holding Co Ltd	30,884,255	42,342,212
E.Sun Financial Holding Co Ltd	26,894,659	28,698,781
First Financial Holding Co Ltd	20,824,891	20,525,123
Hua Nan Financial Holdings Co Ltd	16,293,270	15,576,829
Mega Financial Holding Co Ltd	21,886,131	31,062,683
Shanghai Commercial & Savings Bank Ltd/The	7,065,811	10,121,113
SinoPac Financial Holdings Co Ltd	19,623,883	16,155,320
Taishin Financial Holding Co Ltd	38,785,046	21,120,555
Taiwan Business Bank	12,338,501	6,614,454
Taiwan Cooperative Financial Holding Co Ltd	19,381,204	16,412,652
		215,826,392
Financial Services - 0.0%
Chailease Holding Co Ltd	2,780,726	10,711,198
Yuanta Financial Holding Co Ltd	18,873,938	19,533,431
		30,244,629
Insurance - 0.2%
Cathay Financial Holding Co Ltd	17,588,184	35,567,954
Fubon Financial Holding Co Ltd	15,127,526	41,426,376
KGI Financial Holding Co Ltd	29,030,457	14,672,355
		91,666,685
TOTAL FINANCIALS		337,737,706

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (c)	464,000	7,642,975
Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	284,460	6,246,557
Voltronic Power Technology Corp	126,000	4,938,058
		11,184,615
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	5,365,032	5,130,480
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	1,967,221	12,952,192
Wan Hai Lines Ltd	1,277,050	3,768,247
Yang Ming Marine Transport Corp	3,155,000	6,386,147
		23,106,586
Passenger Airlines - 0.0%
China Airlines Ltd	5,181,000	3,542,208
Eva Airways Corp	4,861,000	6,115,405
		9,657,613
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	3,619,000	3,290,729
TOTAL INDUSTRIALS		52,370,023

Information Technology - 4.5%
Communications Equipment - 0.0%
Accton Technology Corp	934,000	27,522,711
Electronic Equipment, Instruments & Components - 0.5%
AUO Corp	11,604,600	4,615,986
Chunghwa Picture Tubes Ltd (c)(f)	551	0
Delta Electronics Inc	3,593,383	67,539,803
E Ink Holdings Inc	1,565,000	10,632,375
Elite Material Co Ltd	545,000	19,932,790
Hon Hai Precision Industry Co Ltd	23,000,593	134,949,453
Innolux Corp	13,653,805	5,224,838
Largan Precision Co Ltd	182,000	14,242,623
Lotes Co Ltd	154,000	7,184,779
Synnex Technology International Corp	2,252,920	4,981,602
Unimicron Technology Corp	2,370,000	10,733,855
Wpg Holding Co Ltd	2,915,378	6,445,212
Yageo Corp	783,182	13,730,741
Zhen Ding Technology Holding Ltd	1,188,230	4,944,532
		305,158,589
Semiconductors & Semiconductor Equipment - 3.6%
Alchip Technologies Ltd	142,000	18,111,906
ASE Technology Holding Co Ltd	6,114,943	29,586,831
eMemory Technology Inc	115,000	7,767,307
Global Unichip Corp	157,000	6,273,235
Globalwafers Co Ltd	472,000	5,345,591
Jentech Precision Industrial Co Ltd	156,000	7,405,355
MediaTek Inc	2,796,989	126,374,659
Novatek Microelectronics Corp	1,075,000	16,950,623
Realtek Semiconductor Corp	886,744	16,917,062
Taiwan Semiconductor Manufacturing Co Ltd	45,215,000	1,736,817,479
United Microelectronics Corp	20,800,000	28,756,961
Vanguard International Semiconductor Corp	1,848,334	5,715,274
		2,006,022,283
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	5,298,060	5,647,472
Advantech Co Ltd	866,303	9,614,877
Asia Vital Components Co Ltd	611,000	18,528,994
Asustek Computer Inc	1,302,422	28,525,509
Catcher Technology Co Ltd	1,116,000	7,863,548
Compal Electronics Inc	7,542,394	7,364,357
Gigabyte Technology Co Ltd	1,018,000	9,215,130
Inventec Corp	4,863,209	7,166,391
Lite-On Technology Corp	3,844,053	15,163,157
Micro-Star International Co Ltd	1,300,000	6,196,516
Pegatron Corp	3,627,652	9,635,636
Quanta Computer Inc	4,984,000	46,317,037
Wistron Corp	5,482,000	22,260,646
Wiwynn Corp	203,000	18,485,314
		211,984,584
TOTAL INFORMATION TECHNOLOGY		2,550,688,167

Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	6,320,620	6,056,408
Formosa Plastics Corp	7,525,640	10,681,025
Nan Ya Plastics Corp	9,302,980	12,659,683
		29,397,116
Construction Materials - 0.0%
Asia Cement Corp	4,144,785	5,590,150
TCC Group Holdings Co Ltd	12,797,302	10,357,396
		15,947,546
Metals & Mining - 0.0%
China Steel Corp	21,439,421	13,891,392
TOTAL MATERIALS		59,236,054

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	2,867,661	2,856,119
TOTAL TAIWAN		3,136,551,485
THAILAND - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL (c)	8,968,153	2,836,195
True Corp PCL depository receipt (c)	9,488,105	3,000,630
		5,836,825
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	834,600	7,391,466
Advanced Info Service PCL depository receipt	1,043,400	9,240,661
		16,632,127
TOTAL COMMUNICATION SERVICES		22,468,952

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	2,307,541	1,749,301
Minor International PCL depository receipt	3,731,382	2,828,687
		4,577,988
Specialty Retail - 0.0%
Home Product Center PCL	3,985,047	866,062
Home Product Center PCL depository receipt	6,586,100	1,431,344
PTT Oil & Retail Business PCL depository receipt	5,619,500	2,371,529
		4,668,935
TOTAL CONSUMER DISCRETIONARY		9,246,923

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	4,316,600	6,216,815
CP ALL PCL depository receipt	6,331,500	9,118,698
CP AXTRA PCL	437,900	274,534
CP AXTRA PCL depository receipt	3,176,417	1,991,399
		17,601,446
Food Products - 0.0%
Charoen Pokphand Foods PCL	3,352,740	2,330,774
Charoen Pokphand Foods PCL depository receipt	3,448,400	2,397,275
		4,728,049
TOTAL CONSUMER STAPLES		22,329,495

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL	1,179,651	4,526,793
PTT Exploration & Production PCL depository receipt	1,314,500	5,044,263
PTT PCL	7,492,700	7,593,983
PTT PCL depository receipt	10,830,600	10,977,003
		28,142,042
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	1,098,700	5,415,493
Krung Thai Bank PCL	1,971,475	1,321,261
Krung Thai Bank PCL depository receipt	4,548,600	3,048,421
SCB X PCL	400,400	1,541,848
SCB X PCL depository receipt	1,088,300	4,190,791
TMBThanachart Bank PCL depository receipt	40,995,200	2,410,460
		17,928,274
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	7,967,500	5,225,664
Bangkok Dusit Medical Services PCL depository receipt	12,102,500	7,937,696
Bumrungrad Hospital Pcl	333,600	1,729,441
Bumrungrad Hospital Pcl depository receipt	736,400	3,817,626
		18,710,427
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	2,800,600	3,488,618
Airports of Thailand PCL depository receipt	4,937,100	6,149,989
		9,638,607
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Thailand PCL	2,208,300	9,743,688
Delta Electronics Thailand PCL depository receipt	3,531,300	15,581,166
		25,324,854
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The	548,850	3,359,833
Siam Cement PCL/The depository receipt	932,900	5,710,829
		9,070,662
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	1,561,300	2,480,465
Central Pattana PCL depository receipt	2,035,000	3,233,041
		5,713,506
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL	2,437,575	3,493,129
Gulf Development PCL depository receipt	5,574,067	7,987,831
		11,480,960
TOTAL THAILAND		180,054,702
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	2,195,688	5,043,704
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	1,297,311	3,040,766
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Icecek AS	1,560,695	1,953,043
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	864,576	11,298,446
TOTAL CONSUMER STAPLES		13,251,489

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	1,760,508	7,324,834
Financials - 0.0%
Banks - 0.0%
Akbank TAS	5,689,849	9,460,948
Haci Omer Sabanci Holding AS	2,058,497	4,835,051
Turkiye Is Bankasi AS Class C	16,057,692	5,862,211
Yapi ve Kredi Bankasi AS (c)	6,195,930	5,137,487
		25,295,697
Industrials - 0.2%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,490,138	11,470,838
Industrial Conglomerates - 0.0%
KOC Holding AS	1,399,459	6,181,169
Turkiye Sise ve Cam Fabrikalari AS	2,087,383	1,890,200
		8,071,369
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS (c)	450,136	2,794,309
Turk Hava Yollari AO	1,008,103	7,152,000
		9,946,309
TOTAL INDUSTRIALS		29,488,516

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	19,286,732	1,482,325
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	6,204,069	4,083,600
TOTAL MATERIALS		5,565,925

TOTAL TURKEY		89,010,931
UNITED ARAB EMIRATES - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	6,423,705	33,123,691
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	5,409,392	3,166,358
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	5,660,587	5,717,532
TOTAL CONSUMER DISCRETIONARY		8,883,890

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	5,768,620	9,171,871
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Gas PLC	11,436,904	10,368,737
TOTAL ENERGY		19,540,608

Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	5,403,124	23,948,179
Abu Dhabi Islamic Bank PJSC	2,686,466	17,670,606
Dubai Islamic Bank PJSC	5,378,612	14,614,162
Emirates NBD Bank PJSC	3,487,880	25,401,448
First Abu Dhabi Bank PJSC	8,133,215	39,857,304
		121,491,699
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (c)	6,056,449	4,534,443
Transportation Infrastructure - 0.0%
Salik Co PJSC	3,386,407	5,900,547
TOTAL INDUSTRIALS		10,434,990

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	7,022,831	18,202,135
Emaar Development PJSC	1,806,400	7,401,565
Emaar Properties PJSC	12,206,897	50,681,363
		76,285,063
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	11,170,939	8,424,470
TOTAL UNITED ARAB EMIRATES		278,184,411
UNITED KINGDOM - 7.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	10,988,629	30,054,627
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	1,600,808	17,672,592
Media - 0.1%
Informa PLC	2,428,736	27,847,604
WPP PLC	1,960,149	10,613,010
		38,460,614
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	35,783,554	38,796,443
Vodafone Group PLC ADR	85,822	927,736
		39,724,179
TOTAL COMMUNICATION SERVICES		125,912,012

Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Next PLC	214,357	34,848,450
Diversified Consumer Services - 0.0%
Pearson PLC	873,273	12,348,915
Pearson PLC ADR (b)	209,273	2,977,955
		15,326,870
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	3,115,184	109,465,929
Entain PLC	1,104,970	14,913,828
InterContinental Hotels Group PLC	272,842	31,387,798
Whitbread PLC	319,490	12,881,659
		168,649,214
Household Durables - 0.0%
Barratt Redrow PLC	2,500,882	12,355,737
Specialty Retail - 0.0%
JD Sports Fashion PLC	4,683,487	5,285,912
Kingfisher PLC	3,241,155	11,524,915
		16,810,827
TOTAL CONSUMER DISCRETIONARY		247,991,098

Consumer Staples - 1.5%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	422,650	40,963,238
Diageo PLC	4,085,318	99,018,145
		139,981,383
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	3,191,604	12,788,285
Marks & Spencer Group PLC	3,784,150	17,379,057
Tesco PLC	12,349,412	69,384,203
		99,551,545
Food Products - 0.0%
Associated British Foods PLC	592,511	17,156,451
Household Products - 0.2%
Reckitt Benckiser Group PLC	1,252,013	93,833,107
Personal Care Products - 0.5%
Unilever PLC	4,588,824	266,245,719
Tobacco - 0.4%
British American Tobacco PLC	3,635,075	194,757,707
Imperial Brands PLC	1,436,602	55,997,865
		250,755,572
TOTAL CONSUMER STAPLES		867,523,777

Financials - 2.1%
Banks - 1.4%
Barclays PLC	26,228,934	128,207,575
HSBC Holdings PLC	32,415,394	394,915,874
Lloyds Banking Group PLC	110,321,834	113,351,901
NatWest Group PLC	14,809,549	102,801,715
Standard Chartered PLC	3,703,822	66,398,332
		805,675,397
Capital Markets - 0.4%
3i Group PLC	1,786,202	97,601,953
London Stock Exchange Group PLC	874,291	106,571,785
Schroders PLC	1,320,793	6,820,233
		210,993,971
Financial Services - 0.1%
M&G PLC	4,132,123	14,275,743
Wise PLC Class A (c)	1,212,297	16,250,353
		30,526,096
Insurance - 0.2%
Admiral Group PLC	472,927	21,347,838
Aviva PLC	5,542,510	47,475,677
Legal & General Group PLC	10,665,032	36,080,507
Phoenix Group Holdings PLC	1,278,087	11,207,693
		116,111,715
TOTAL FINANCIALS		1,163,307,179

Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	1,529,635	23,377,353
Pharmaceuticals - 0.8%
Astrazeneca PLC	2,845,282	415,102,945
Hikma Pharmaceuticals PLC	300,222	7,787,028
		422,889,973
TOTAL HEALTH CARE		446,267,326

Industrials - 1.3%
Aerospace & Defense - 0.8%
BAE Systems PLC	5,527,519	131,890,150
Melrose Industries PLC	2,345,545	15,866,133
Rolls-Royce Holdings PLC	15,555,230	220,775,082
		368,531,365
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	4,642,367	23,158,206
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	4,929,723	32,087,587
DCC PLC	180,545	11,349,589
Smiths Group PLC	611,011	18,979,033
		62,416,209
Machinery - 0.0%
Spirax Group PLC	133,791	11,211,049
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	2,288,973	11,504,023
Professional Services - 0.3%
Intertek Group PLC	291,127	18,993,158
RELX PLC	3,389,080	176,100,286
		195,093,444
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	794,251	53,264,543
Bunzl PLC	603,488	17,909,999
		71,174,542
TOTAL INDUSTRIALS		743,088,838

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	698,872	30,014,832
Software - 0.0%
Sage Group PLC/The	1,810,014	29,162,819
TOTAL INFORMATION TECHNOLOGY		59,177,651

Materials - 0.1%
Chemicals - 0.0%
Croda International PLC	239,492	8,261,367
Metals & Mining - 0.1%
Anglogold Ashanti Plc (South Africa)	925,096	41,907,553
TOTAL MATERIALS		50,168,920

Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	1,286,196	9,809,499
Industrial REITs - 0.1%
Segro PLC	2,371,622	20,277,103
TOTAL REAL ESTATE		30,086,602

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	2,032,726	49,826,676
Multi-Utilities - 0.3%
Centrica PLC	9,239,089	20,083,839
National Grid PLC	8,998,513	126,447,865
		146,531,704
Water Utilities - 0.0%
Severn Trent PLC	489,490	17,124,327
United Utilities Group PLC	1,253,192	18,660,441
		35,784,768
TOTAL UTILITIES		232,143,148

TOTAL UNITED KINGDOM		3,965,666,551
UNITED STATES - 6.0%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (c)	281,802	176,560,225
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	3,711,565	32,881,257
Consumer Staples - 0.8%
Food Products - 0.8%
JBS NV Class A	706,200	9,745,560
Nestle SA	4,807,282	420,046,270
		429,791,830
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	740,660	12,935,760
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	29,397,614	157,579,542
BP PLC ADR	202	6,494
Shell PLC	10,979,743	394,536,489
		552,122,525
TOTAL ENERGY		565,058,285

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	552,114	99,411,108
Health Care - 2.6%
Biotechnology - 0.3%
CSL Ltd	889,229	153,822,608
Legend Biotech Corp ADR (c)	117,754	4,600,648
		158,423,256
Health Care Equipment & Supplies - 0.1%
Alcon AG	917,008	81,082,813
Life Sciences Tools & Services - 0.0%
QIAGEN NV (Germany)	399,439	19,965,782
Pharmaceuticals - 2.2%
GSK PLC	7,556,051	138,985,990
Haleon PLC	16,558,942	77,672,586
Novartis AG	3,487,837	397,219,572
Roche Holding AG	1,288,679	402,161,959
Roche Holding AG (b)	58,976	19,807,514
Sanofi SA	2,038,132	182,964,641
		1,218,812,262
TOTAL HEALTH CARE		1,478,284,113

Industrials - 0.7%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	386,651	19,472,075
Construction & Engineering - 0.0%
Ferrovial SE (b)	936,156	47,968,521
Electrical Equipment - 0.5%
Schneider Electric SE	1,003,940	259,813,066
Professional Services - 0.2%
Experian PLC	1,686,735	88,875,336
TOTAL INDUSTRIALS		416,128,998

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (c)	86,602	35,634,125
Monday.com Ltd (c)	74,693	19,591,227
		55,225,352
Materials - 0.3%
Construction Materials - 0.3%
Amrize Ltd	958,186	48,437,202
Holcim AG	956,788	76,303,782
James Hardie Industries PLC depository receipt (c)	1,063,950	27,925,972
		152,666,956
TOTAL UNITED STATES		3,406,008,124
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	1,304,532	21,927,360
TOTAL COMMON STOCKS (Cost $40,213,490,632)		54,284,558,079

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	823,204	9,007,426
FRANCE - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Air Liquide SA	51,490	10,129,966
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	99,791	8,780,262
Dr Ing hc F Porsche AG (d)(e)	206,943	10,493,358
Porsche Automobil Holding SE	277,935	11,154,671
Volkswagen AG	376,438	39,362,551
		69,790,842
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	312,773	24,121,772
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	47,591	10,186,000
TOTAL GERMANY		104,098,614
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	36,759	4,229,748
Hyundai Motor Co Series 2	68,080	8,008,000
		12,237,748
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	7,985	252,656
LG H&H Co Ltd	1,539	140,494
		393,150
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	1,574,469	64,433,455
TOTAL KOREA (SOUTH)		77,064,353
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (c)(f)	8,898,217	1
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $227,957,256)		200,300,360

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (i) (Cost $46,274,463)	4.25	46,383,000	46,272,299

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	1,306,091,577	1,306,352,795
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	929,724,790	929,817,762
TOTAL MONEY MARKET FUNDS (Cost $2,236,170,429)			2,236,170,557

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $42,723,892,780)	56,767,301,295
NET OTHER ASSETS (LIABILITIES) - (0.2)% (g)	(103,680,889)
NET ASSETS - 100.0%	56,663,620,406

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	10,473	Sep 2025	1,368,506,910	(8,704,586)	(8,704,586)
ICE MSCI Emerging Markets Index Contracts (United States)	10,489	Sep 2025	649,426,435	9,795,908	9,795,908
TME S&P/TSX 60 Index Contracts (Canada)	753	Sep 2025	176,218,086	2,142,357	2,142,357

TOTAL FUTURES CONTRACTS					3,233,679
The notional amount of futures purchased as a percentage of Net Assets is 3.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,394,794,452 or 2.5% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,435,897,024 or 2.5% of net assets.

(f)	Level 3 security
(g)	Includes $4,660,103 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $46,272,299.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	559,242,898	9,917,203,257	9,170,093,360	33,502,978	-	-	1,306,352,795	1,306,091,577	2.3%
Fidelity Securities Lending Cash Central Fund	1,104,997,173	7,511,642,759	7,686,822,170	6,158,937	-	-	929,817,762	929,724,790	3.4%
Total	1,664,240,071	17,428,846,016	16,856,915,530	39,661,915	-	-	2,236,170,557

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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